As filed with the Securities and Exchange Commission on July 29, 1999

                        Securities Act Registration No. 333-39133
                 Investment Company Act Registration No. 811-8461

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                Pre-Effective Amendment No.                      [ ]

               Post-Effective Amendment No.   6                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                       Amendment No.   8                         [X]

                     GRAND PRIX FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)

   Wilton Executive Campus
   15 River Road, Suite 220
     Wilton, Connecticut                    06897
(Address of Principal Executive Offices)  (Zip Code)


 Registrant's Telephone Number, including Area Code: (203) 761-9600

                         Robert Zuccaro
                     Target Investors, Inc.
                     Wilton Executive Campus
                    15 River Road, Suite 220
                   Wilton, Connecticut  06897
             (Name and Address of Agent for Service)

                           Copies to:

                          Carol A. Gehl
                      Godfrey & Kahn, S.C.
                     780 North Water Street
                   Milwaukee, Wisconsin  53202

 It is proposed that this filing will become effective (check appropriate box)
          [ ]  immediately upon filing pursuant to paragraph (b)

          [ ]  on August 2, 1999 pursuant to paragraph (b)

          [ ]  60 days after filing pursuant to paragraph (a)(1)

          [ ]  on (date) pursuant to paragraph (a)(1)

          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
August 2, 1999

                        [Logo]
                Grand Prix Funds, Inc.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
           1-800-307-4880 (Fund Information)
         1-800-432-4741 (Account Information)
            Website:  www.grandprixfund.com
                  Fund Symbol:  GPFFX





     The investment objective of the Grand Prix Fund
(the "Fund") is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that exhibit fast earnings growth and are rising in price. Target
Holdings Corporation, doing business as Target
Investors, Inc. (the "Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies.

     This Prospectus contains information you should
consider before you invest in the Fund.  Please read
this Prospectus carefully and keep it for future
reference.
____________________

     The Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS

SUMMARY                                                         3

PERFORMANCE                                                     4

FUND FEES AND EXPENSES                                          5

INVESTMENT OBJECTIVE                                            6

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          7

FUND MANAGEMENT                                                 8

OPENING AN ACCOUNT                                              9

FINANCIAL HIGHLIGHTS                                           15

VALUATION OF FUND SHARES                                       16

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS                   16

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        16

YEAR 2000 ISSUE                                                17

ADDITIONAL INFORMATION                                         18

                        SUMMARY

What is the goal of the Fund?

     The Fund's goal is capital appreciation. This goal is sometimes referred to as the investment objective. The Fund attempts to achieve this goal by choosing investments that the Advisor believes have the potential for growth. The Fund will trade actively to try to increase returns. The Advisor will not consider dividend or interest income in the selection of investments. See "Investment Objective."

What will the Fund invest in?

     The Fund invests primarily in common stocks of companies which the Advisor characterizes as "growth" companies. The Advisor selects common stocks without regard to a company's market capitalization, so the Fund's investments may be in companies that have small, medium or large market capitalizations. The Fund may also invest a limited amount of assets in short-term money market securities. For more information, see
"Implementation of Investment Objective."

Is the Fund an appropriate investment for me?

     The Fund is suitable for long-term investors only.
The Fund is not a short-term investment vehicle. An investment in the Fund may be appropriate if:

     *   your goal is capital appreciation;

     * you want to allocate some portion of your long-term investments to aggressive equity investing;

     * you have no immediate financial requirements for this investment;

     * you are willing to accept a high degree of volatility; and

     * you have the financial ability to undertake greater risk in exchange for the possibility to realize greater financial gains in the future.

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

     *   Stock Market Risk:  Equity mutual funds like the
         Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Stocks are generally more volatile than bonds.

     *   Stock Selection Risk:  The stocks selected by the
         Advisor may decline in value or not increase in value when the stock market in general is rising.

     * Liquidity Risk: The Advisor may not be able to sell stocks at an optimal time or price.

     * Non-Diversification Risk: The Fund may invest a relatively large amount of assets in a few companies which may increase volatility.

     * Leveraging Risk: The Fund may borrow money to purchase investments. Leverage is a speculative technique that provides the opportunity for greater total return but also involves risks. If the Fund's return on its investment from a borrowing is lower than the interest rate on the borrowed funds, the Fund's return will be lower than if the Fund had not borrowed money.

      * Short-Term Trading Risk: The Fund trades actively and frequently. You may realize taxable capital gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

     You should be aware that you may lose money by investing in the Fund.

                      PERFORMANCE

     The performance information that follows gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

            1998 Calendar Year Total Return

                      111.83%



     The  Fund's fiscal year end is October 31st.   The
Fund's  year-to-date total return as of June  30,  1999
was 22.00%.


           Best and Worst Quarterly Returns

                  BEST                    WORST

                 48.65 %                   5.71 %
          (4th quarter, 1998)      (3rd quarter, 1998)


             Total Returns as of 12/31/98

                        1 Year

                     Fund     100.79 %
              S&P 500 Index*   28.58 %

    * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.


     Please note that the returns presented in the chart entitled "1998 Calendar Year Total Return" and in the table entitled "Best and Worst Quarterly Returns" do not reflect the 5.25% maximum sales charge imposed on the Fund's Class A shares. The returns presented in the "Total Returns" table do, however, reflect this sales charge.

                FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

                                                      Class A      Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   5.25%(2)      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (as a percentage of offering price)           None         None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(3)


Management Fees                                        1.00%        1.00%
Rule 12b-1 (Distribution and Service) Fees(4)          0.25%        1.00%
Other Expenses                                         1.60%(5)     1.60%(6)
Total Annual Fund Expenses                             2.85%        3.60%

Fee Waiver/Expense Reimbursement                       1.13%(5)     1.13%(6)

Net Expenses                                           1.72%        2.47%

____________

(1) A $25 fee will be charged for returned checks or electronic funds transfers. If you redeem shares by wire, you will be charged a $12 fee. For additional information, see "Opening an Account."

(2) Certain investors are exempt from paying some or all of this sales load. For more information, see "Opening an Account."

(3) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead reduce the amount of total return you receive.

(4) Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than other types of sales charges. For more information, see "Distribution and Shareholder Servicing Plans."

(5)  Pursuant to an expense cap agreement dated
     February 26, 1999, as amended August 2, 1999, between the Advisor and the Fund, the Advisor has agreed to limit the total operating expenses of the Fund's Class A shares to an annual rate of 1.72% of the Fund's average net assets attributable to the Class A shares until February 29, 2000. From
     February 29, 2000 until February 28, 2002, the
     Advisor has agreed to limit the Class A shares' total operating expenses to 1.75%. After such date, the expense limitation may be terminated or revised at any time. "Other expenses" are presented before any waivers or reimbursements.



(6)  Pursuant to an expense cap agreement dated
     February 26, 1999, as amended August 2, 1999, between the Advisor and the Fund, the Advisor has agreed to limit the total operating expenses of the Fund's Class C shares to an annual rate of 2.47% of the Fund's average net assets attributable to the Class C shares until February 29, 2000. From
     February 29, 2000 until February 28, 2002, the
     Advisor has agreed to limit the Class C shares' total operating expenses to 2.50%. After such date, the expense cap may be terminated or revised at any time. "Other expenses" are presented before any waivers or reimbursements and have been estimated.

                        Example

     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that each class's total annual operating expenses remain the same each year. Please note that the one- and three-year numbers are based on each class's net expenses resulting from the expense cap agreements described above. The five- and ten- year numbers are based on the Fund's expenses before any waiver or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                               Class A (1)     Class C (2)

                    1 year       $  694          $  351
                    3 years      $1,043          $  865
                    5 years      $1,638          $1,627
                    10 years     $3,239          $3,627



(1) The 5.25% maximum sales charge imposed on purchases of Class A shares is reflected in the Example.

(2) The 1.00% sales charge imposed on purchases of Class C shares is reflected in the Example.


                 INVESTMENT OBJECTIVE

     The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies which the Advisor characterizes as "growth" companies. The Fund may invest in companies of all sizes.

     The Advisor focuses on companies which exhibit fast earnings growth and are rising in price.
Companies considered by the Advisor as "growth" companies are often in the same or related market sectors. One sector, however, like technology, may include various industries, like networking, telecommunications, software, semiconductors or voice-processing. Thus, the Fund may be heavily invested in one sector, while being diversified among several industries and may take relatively large positions in a single issuer. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector, industry or issuer. This may increase the Fund's volatility.

     In identifying securities for the Fund, the Advisor uses a computer-driven model. In the research process, the Advisor screens for certain fundamental and quantitative attributes that it believes a security should have for the Fund to invest in it, including:

     *    projected earnings growth of at least 20%;

     *    top 10% relative price strength; and

     *    projected positive earnings surprises of at least 5%.

The Advisor values securities by assigning scores to them based on such factors and ranks the securities accordingly. Pursuant to that ranking, the Advisor constructs a list of securities for the Fund and purchases the highest ranking securities for its portfolio. The Advisor rescores stocks and rebalances the portfolio weekly according to the highest ranked scores.


     The Advisor will sell a stock when the price has deteriorated significantly or other securities are a better value. As a means to increase returns, the Fund expects to trade actively and frequently. The annual portfolio turnover rate could range from 300% to 600%, but generally will not exceed 800%. The annual portfolio turnover rate indicates changes in the Fund's securities holdings; generally if all the securities in the Fund at the beginning of an annual period are replaced by the end of the period, the turnover rate would be 100%. You may realize taxable capital gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.


     Under normal market conditions, the Fund expects to be fully invested with at least 95% of its assets in equity securities. Pending investment or to pay redemption requests and Fund expenses, the Fund may hold a portion of its assets in short-term money market securities and cash. The Fund may also invest a limited amount of assets in American Depositary
Receipts.



        IMPLEMENTATION OF INVESTMENT OBJECTIVE

     In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques. Some of these securities and investment techniques involve special risks, which are described below and in the Fund's SAI.

Common Stocks and Other Equity Securities


     The Fund will invest in common stocks and other equity securities. Other equity securities may include depositary receipts and warrants and other securities convertible or exchangeable into common stock. Common stocks are units of ownership of a corporation. Equity mutual funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Increases or decreases in the value of stocks are generally greater than for bonds or other debt instruments. In addition, the stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising.


Unseasoned Companies

     The Fund may invest up to 10% of its total assets in securities of unseasoned companies. These are companies that have been in operation less than three years. The securities of such companies may have limited liquidity and the prices of such securities may be volatile.

Non-Diversification

     As a "non-diversified" fund, the Fund invests in a more limited number of companies than other mutual funds. The Fund may invest up to 50% of its total assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses. The Fund may also invest the other 50% of its total assets in the securities of as few as 10 companies, up to 5% each, provided that the Fund does not own more than 10% of any company's outstanding voting stock. Non-diversification involves an increased risk of loss to the Fund if the market value of a security declines.

     The Fund may invest in fewer than 25 companies.
As a result, the volatility of investment performance may increase and the Fund could incur greater losses than mutual funds that invest in a greater number of companies.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to respond to adverse market, economic, political or other conditions, the Advisor may hold cash and/or invest up to 35% of the Fund's total assets in short-term fixed-income securities issued by private and governmental institutions. Short-term fixed income securities include:

     *    Short-term U.S. government securities;

     *    Certificates of deposit;

     *    Bank time deposits;

     *    Bankers' acceptances;

     *    Commercial paper and commercial paper master notes;

     *    Repurchase agreements; and

     *    Other short-term fixed-income securities.

If these temporary strategies are used for adverse market, economic or political conditions, it is impossible to predict when or for how long the Advisor may employ these strategies for the Fund. To the extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

ADRs

     The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs") or other foreign instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S.
securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing. Although the Fund's investments will be denominated in U.S. currency, the underlying foreign securities will be denominated in foreign currency.
Accordingly, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of those foreign currencies.



                    FUND MANAGEMENT

Management

     The Fund has entered into an Investment Advisory
Agreement with the Advisor under which the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.

     Advisor

     Target Investors, Inc. (the "Advisor"), 15 River
Road, Suite 220, Wilton, Connecticut 06897, is a
Florida corporation. The Advisor has been serving clients since 1983. As of June 30, 1999, the Advisor managed approximately $550 million for individual and institutional clients. The Advisor is controlled by Robert Zuccaro, who owns 80% of the Advisor. Under the Investment Advisory Agreement, the Fund pays the
Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. Pursuant to an expense cap agreement, the Advisor has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.72% of the Fund's average daily net assets attributable to the Class A shares and 2.47% of the Fund's average daily net assets attributable to the Class C shares until February 29, 2000. From February 29, 2000 until
February 28, 2002, the Advisor has agreed to limit the Class A total operating expenses to 1.75% and the Class
C total operating expenses to 2.50%. After such date, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any waivers or absorptions will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors.
Under the Investment Advisory Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio and brokerage transactions.

     Portfolio Manager

     President of the Advisor since 1983, Robert
Zuccaro received a Bachelor's Degree from the University of Bridgeport in 1965 and a Master's in Business Administration from Pace University in 1968.
Mr. Zuccaro entered the investment management business in 1967 as an analyst with the Value Line Survey.
Prior to founding the Advisor in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and a Director of Axe-Houghton Stock Fund and
Vice President and Director of Portfolio Management of
E.W. Axe & Co.  Mr. Zuccaro is a Chartered Financial
Analyst and has more than 30 years of experience in the investment business.

Custodian

     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202, acts as custodian of the Fund's assets.

Transfer Agent and Administrator

     Firstar Mutual Fund Services, LLC ("Firstar"), 615
East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund (the "Transfer
Agent") and as the Fund's administrator.

Distributor

     T. O. Richardson Securities, Inc., 2 Bridgewater
Road, Farmington, Connecticut 06032-2256, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (the "NASD"), acts as distributor of the Fund's shares (the "Distributor").
As compensation for its services, the Distributor may retain a portion of (i) the initial sales charge from purchases of Fund shares and (ii) the Rule 12b-1 fees.
The Distributor may pay all or a portion of its fee to registered dealers who sell Fund shares, pursuant to a written dealer agreement. The Distributor may pay Rule
12b-1 fees to persons entering into 12b-1 related agreements. Such persons may include the Advisor. The
Distributor and the Advisor, at their own expense, may also periodically sponsor programs that offer additional compensation in connection with the sale of Fund shares. In some circumstances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares.


                  OPENING AN ACCOUNT

Choosing a Class

     The Fund offers two classes of shares: Class A and Class C. Each Class has its own cost structure.

               Class A                  Class C

     *  Maximum front-end          *  Maximum front-end sales
        sales charge of 5.25%         charge of 1.00%.
        with break points and
        certain exceptions.

     *  Distribution and           *  Distribution and
        service expenses equal to     service expenses equal to
        0.25% of average net          1.00% of average net assets.
        assets.



Purchasing Shares

     In General. Fund shares may be purchased through any dealer that has entered into a sales agreement with the Distributor, or through the Distributor directly.
The Transfer Agent may also accept purchase applications.

     Class A Shares. Class A shares are offered and sold on a continual basis at the next offering price
(the "Offering Price"), which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or the Transfer Agent, as the case may be) and the sales charge as set forth below. See
"Valuation of Fund Shares." No sales charge is imposed on the reinvestment of dividends or capital gains. The sales charge imposed on purchases of Class A shares is as follows:

                         Total Sales Charge


                                     As a Percentage       As a Percentage
     Your Investment                  of Offering             of Your
                                        Price                Investment

  Less than $50,000                     5.25%                   5.54%
  $50,000 but less than $100,000        4.50%                   4.71%
  $100,000 but less than $250,000       3.50%                   3.63%
  $250,000 but less than $500,000       2.50%                   2.56%
  $500,000 but less than $1,000,000     2.00%                   2.04%
  $1,000,000 or more                    1.00%                   1.01%


     Class A shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund attributable to the Class A shares. See "Distribution and Shareholder Servicing
Plans."

     Class C Shares. Class C shares are offered and sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or the Transfer
Agent, as the case may be) and the 1.00% initial sales charge. See "Valuation of Fund Shares." No sales charge is imposed on the reinvestment of dividends or capital gains. Class C shares are also subject to Rule
12b-1 fees in an aggregate amount of 1.00% of the average daily net assets of the Fund attributable to the Class C shares. See "Distribution and Shareholder
Servicing Plans."

Sales Charge Waivers

     The following investors may purchase Class A shares at net asset value without the imposition of any sales charge:

    * certain retirement plans, such as profit-sharing, pension, 401(k) and simplified employee pension plans (SEPs and SIMPLEs), subject to minimum requirements with respect to the amount of purchase (minimum of at least $250,000);

    * beneficial owners of wrap accounts who are clients of registered broker/dealers having a selling or service agreement with the Distributor;

    * clients of fee-only financial planners or fee-only registered investment advisors and financial planners or investment advisors who have entered into an agreement with the Distributor or Advisor for clients participating in comprehensive fee programs;

    *  owners of private accounts managed by the Advisor;

    *  persons who owned Fund shares on November 30, 1998;

    * persons who sell Fund shares, invest the proceeds in the Firstar Money Market Funds and subsequently reinvest in the Fund;

    * directors, officers and full-time employees of the Fund, the Distributor, Firstar and affiliates of such companies (including the Advisor) and spouses and family members of such persons; and

    * registered broker/dealers who have entered into a selling or service agreement with the Distributor for their investment account only, and registered personnel and employees of such broker/dealers.


     Certain investors may purchase Class A shares at a reduced sales charge. For additional information on sales charge reductions for Class A shares, please see the SAI or call the Fund at 1-800-307-4880.

     Minimum Investment. Required minimum investments are as follows:

                                 INITIAL         ADDITIONAL
                                 MINIMUM          MINIMUM
     TYPE OF ACCOUNT            INVESTMENT       INVESTMENT

     Regular                      $5,000           $1,000
     Automatic Investment Plan    $5,000           $  250
     Gift to Minors               $5,000           $1,000
     IRAs                         $5,000           $1,000


     The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived by the Fund at any time.


     Opening an Account by Mail. Please complete the Purchase Application. You may duplicate any application or you can obtain additional copies of the Purchase Application from the Fund by calling
1-800-307-4880.

     Your completed Purchase Application should be mailed directly to:

          Grand Prix Funds, Inc.
          P.O. Box 701
          Milwaukee, WI  53201-0701

     To purchase shares by overnight or express mail, please use the following street address:

          Grand Prix Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI  53202

     All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds."
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to 12 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening an Account by Wire. You may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Fund at 1-800-432-4741 for instructions. A Purchase
Application must be submitted prior to or at the time of wiring funds. Funds should be wired through the Federal Reserve System as follows:

            Firstar Bank Milwaukee, N.A.
            A.B.A. Number:  075000022
            For credit to:  Firstar Mutual Fund Services, LLC
            Account Number:  112-952-137
            For further credit to:  Grand Prix Funds, Inc.
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     A Purchase Application must be received by the Fund to establish privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

     Adding to an Account by Mail. When adding to an account by mail, you should send your check to the Fund, together with a subsequent investment slip from a recent statement. If an investment slip is unavailable, you should send a signed note giving the full name of the account and the account number. See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You may also make additional investments by telephone or in writing through electronic funds transfers if you have previously selected this service. By selecting this service, you authorize the Fund to draw on your preauthorized bank account as shown on the records of the Fund and receive the proceeds by electronic funds transfer. Electronic funds transfers may be made commencing 13 business days after receipt by the Fund of your request to adopt this service. This time period allows the Fund to verify your bank information.
Investments made by electronic funds transfer in any one account must be in an amount of at least $1,000 and will be effective at the Offering Price next computed after receipt by the Fund of the proceeds from your bank account, which is typically the same day. See
"Additional Purchase Information" for more information.
Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary
Public is not an acceptable guarantor. To select this service, please call the Fund at 1-800-307-4880 for the necessary form and instructions.

     Adding to an Account by Wire. For additional investments made by wire transfer, you should use the wiring instructions listed previously. Be sure to include your account number. Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.


     Automatic Investment Plan. You may make purchases of shares of the Fund automatically on a regular basis
($250 minimum per transaction). You must meet the Fund's minimum initial investment of $5,000 before the Automatic Investment Plan ("AIP") may be established.
You may adopt the AIP at the time an account is opened by completing the appropriate section of the Purchase
Application. You may obtain an application to establish the AIP after an account is opened by calling the Fund at 1-800-307-4880. For additional information on the AIP, please see the SAI.



     Individual Retirement Accounts. You may invest in the Fund by establishing a tax-sheltered individual retirement account ("IRA"). The Fund offers the Traditional IRA, Roth IRA, SEP-IRA and SIMPLE IRA. For additional information on IRA options, please see the SAI.



     Purchasing Shares through Other Broker/Dealers.
If you choose to purchase Fund shares through a securities dealer that has not entered into a sales agreement with the Distributor, you may also pay a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase of such shares.

     Additional Purchase Information. Payment may be delayed for up to 12 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. This delay allows the Fund to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss. The Fund will charge a $25 service fee against your account for any check or electronic funds transfer that is returned for any reason and your purchase will be canceled. You may also be responsible for any losses suffered by the Fund as a result.



     You are automatically provided with the privilege to initiate telephone redemptions. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-432-4741.
Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."


     In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

Money Market Exchange

     The Fund has established a program through which you can exchange shares of the Fund for shares of the Firstar Money Market Funds (the "Firstar Funds").
Exchange requests are available for exchanges of $1,000 or more. The Firstar Funds are no-load money market funds managed by an affiliate of Firstar. The Firstar
Funds are unrelated to the Fund. However, the Advisor may be compensated by the Firstar Funds for servicing and related services. This exchange privilege is a convenient way to buy shares in money market funds. To use the exchange privilege you must first invest in the Fund. Before exchanging into the Firstar Funds, please read the applicable prospectus, which may be obtained by calling 1-800-307-4880. Firstar will charge a $5.00 fee for each exchange transaction that is executed via the telephone.

Redeeming Shares

     In General. You may redeem shares of either class at any time; provided, however, that the Fund reserves the right to refuse any redemption request and may limit the amount involved or the number of redemptions.
The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Fund. See
"Valuation of Fund Shares." There are no sales charges for the redemption of shares except that a fee of $12 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.


     Redeeming by Mail. To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name(s) on the account registration and the account number. If the dollar amount requested to be redeemed is greater than the current account value, the entire account balance will be redeemed. A request for redemption must be signed exactly as the shares are registered. Each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution if:

    * the proceeds are to be sent to a person other than the shareholder(s) of record;

    * the proceeds are to be sent to a location other than the address of record;

    * the redemption request is made within 30 days of an address change; or

    *  the redemption request is for $50,000 or more.

A Notary Public is not an acceptable guarantor.
Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney.

     The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds.
This is intended to protect the remaining investors from loss.


     Redeeming by Telephone. Shares may be redeemed, in an amount of $1,000 to $50,000, by calling the Fund at 1-800-432-4741. Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund. A redemption request in excess of $50,000 must be made in writing and signed by each registered holder. A redemption request within 30 calendar days after an address change must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor.


     A wire payment of redemption proceeds will normally be made in federal funds on the next business day. There is currently a $12 fee for each wire redemption. It will be deducted from your redemption proceeds. Electronically transferred funds will ordinarily arrive at your bank within two to three banking days after transmission. To change the designated account, send a written request with the signature(s) guaranteed to the Fund. Once the funds are transmitted, the time of receipt and the availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. Procedures for redeeming shares of the Fund by telephone may be modified or terminated by the Fund at any time. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions;
confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

     You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Fund by telephone, you may also redeem shares by delivering or mailing the redemption request to: Grand Prix Funds, Inc., P.O. Box
701, Milwaukee, WI 53201-0701. If you wish to send the information via overnight delivery, you may send it to:
Grand Prix Funds, Inc., c/o Firstar Mutual Fund
Services, LLC, Third Floor, 615 East Michigan Street,
Milwaukee, WI 53202. Redemption requests made via fax will not be accepted by the Fund.


     Redeeming Shares through Broker/Dealers.
Investors may be charged a fee if they redeem shares of the Fund through a broker or dealer.


     Systematic Withdrawal Plan.  The System Withdrawal
Plan ("SWP") allows you to make automatic withdrawals from your account at regular intervals. Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated. Please see the SAI for more information.

     Additional Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the New York Stock
Exchange (the "Exchange") is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you.

     For redemption requests for corporate accounts, please see the SAI for more information.

Redemption in Kind

     The Fund has reserved the right to redeem in kind
(i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.

Shareholder Reports And Information

     The Fund will provide the following statements and reports:

     Confirmation Statements. Except for AIP transactions, after each transaction that affects the account balance or account registration, you will receive a confirmation statement. Participants in the AIP will receive quarterly confirmations of all automatic transactions.

     Account Statements. All shareholders will receive quarterly account statements. If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call
1-800-432-4741 to order past statements.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though you may have more than one account in the Fund.


                 FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial results for the period from January 1, 1998 (commencement of operations) to October 31, 1998 (fiscal year-end) and for the sixth months ended April 30, 1999. The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). The information for the period from January 1, 1998 to October 31, 1998 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for the six months ended
April 30, 1999 has not been audited. The information below is for the Fund's Class A shares only. The
Fund's Class C shares were not offered until the date of this Prospectus.



                                           Six Months          Period From
                                             Ended           January 1, 1998
                                         April 30, 1999    to October 31, 1998

   Net asset value, beginning of period      $ 14.42             $  10.00
   Net investment loss                         (0.05)               (0.10)
   Net realized  and unrealized gains
    on investments                             10.00                 4.52


          Total from investment operations      9.95                 4.42
   Less distributions from net realized gains  (2.63)                  --

   Net asset value, end of period            $ 21.74               $ 14.42

     Total Return (1) (2)                      78.41%                44.20%

     Ratios/supplemental data:
       Net assets, end of period         $44,633,031            $1,595,408
       Ratio of expenses to average
        net assets (3)(4)                       1.70%                 1.65%
       Ratio of net investment loss
        to average net assets (3)(4)           (1.15)%               (1.03)%
       Portfolio turnover rate                441.9%                521.6%

     ______________________


   (1)    The total return calculation does not
          reflect any sales load imposed on the purchase of shares.



   (2)    Not annualized.



   (3)    Annualized.



   (4)    Net of expense reimbursements and waivers.
          Without expense reimbursements and waivers, the ratio of operating expenses to average net assets would have been 2.84% and 15.93%, and the ratio of net investment loss to average net assets would have been (2.29)% and (15.31)% for the periods ended April 30, 1999 and October
          31, 1998, respectively.


               VALUATION OF FUND SHARES

     Net asset value is calculated using the fair value of the Fund's total assets, including interest or dividends accrued, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern
Time) on each day the Exchange is open for business.
Net asset value is not determined on days the Exchange is closed for trading. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed or the request is received.



     DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended
(the "12b-1 Plan") with respect to each class of shares, which authorizes it to pay the Distributor certain distribution and shareholder servicing fees.
Under the Class A 12b-1 Plan, the Class A shares may be required to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Class C Plan provides that the Class C shares will be required to pay the Distributor (i) a distribution fee of 0.75% of the Fund's average daily net assets attributable to the Class C shares and (ii) a shareholder servicing fee of 0.25% of the Fund's average daily net assets attributable to the Class C shares. The 12b-1 Plan has the effect of increasing each class's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than paying other types of sales charges. For additional information on the 12b-1 Plans, please see the SAI.



DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. The
Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. Please note, however, that the objective of the Fund is capital appreciation, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. The election to receive dividends or reinvest them may be changed by writing to the Fund at Grand
Prix Funds, Inc., P.O. Box 701, Milwaukee, WI
53201-0701. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.



                    YEAR 2000 ISSUE

     The Fund's operations depend on the seamless functioning of computer systems in the financial service industry, including those of the Advisor, Firstar Bank and Firstar. Many computer systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.


     The Advisor has made compliance with the Year 2000
Issue a high priority and is taking steps that it believes are reasonably designed to address the Year
2000 Issue with respect to its computer systems.  The
Advisor has also been informed that comparable steps are being taken by the Fund's other major service providers. The Advisor does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment advisor to the Fund. However, there can be no assurance that the computer systems of the domestic and foreign companies in which the Fund invests will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro
     Phillipp Villhauer
     Mary Jane Boyle
     Edward F. Ronan, Jr.
     Dennis K. Waldman

OFFICERS

     Robert Zuccaro, President
     Phillipp Villhauer, Vice-President
     Mary Jane Boyle, Vice-President and Treasurer
     Andrea Romstad, Vice-President and Secretary

INVESTMENT ADVISOR

     Target Holdings Corporation, d.b.a. Target
     Investors, Inc.
     15 River Road, Suite 220
     Wilton, Connecticut  06897

CUSTODIAN

     Firstar Bank Milwaukee, N.A.
     777 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

ADMINISTRATOR AND TRANSFER AGENT

     Firstar Mutual Fund Services, LLC

     For overnight deliveries, use:         For regular mail deliveries, use:
     Grand Prix Funds, Inc.                 Grand Prix Funds, Inc.
     c/o Firstar Mutual Fund Services, LLC  P.O. Box 701
     Third Floor                            Milwaukee, WI  53201-0701
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS

     Ernst & Young LLP
     111 East Kilbourn Avenue
     Milwaukee, Wisconsin  53202

DISTRIBUTOR

     T. O. Richardson Securities, Inc.
     2 Bridgewater Road
     Farmington, Connecticut  06032-2256

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202

     The SAI contains additional information about the Fund. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address or toll-free telephone number noted in this Prospectus. The Fund's SAI is also available on the Website noted in this Prospectus. These documents may also be obtained from certain financial intermediaries, including the Distributor, who purchase and sell Fund shares. General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone numbers in this Prospectus.

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C.  Please call the SEC at 1-800-
SEC-0330 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's
Internet Website located at http://www.sec.gov.
Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington,
D.C. 20549-6009.

     The Fund's 1940 Act File Number is 811-8461.

          STATEMENT OF ADDITIONAL INFORMATION


                GRAND PRIX FUNDS, INC.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
           1-800-307-4880 (Fund Information)
         1-800-432-4741 (Account Information)
            Website:  www.grandprixfund.com
                  Fund Symbol:  GPFFX




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Grand Prix Fund ("Fund"), dated
August 2, 1999.  The Fund is a series of Grand Prix
Funds, Inc. (the "Corporation").


     The Fund's audited financial statements for the period January 1, 1998 to October 31, 1998, are incorporated herein by reference to the Fund's Annual
Report. In addition, the Fund's unaudited financial statements for the period ended April 30, 1999, are incorporated herein by reference to the Fund's Semi-
Annual Report.

     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.









This Statement of Additional Information is dated August 2, 1999.

TABLE OF CONTENTS


FUND ORGANIZATION                                               4

INVESTMENT RESTRICTIONS                                         4

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          5

 DEPOSITARY RECEIPTS                                            5

 CONVERTIBLE SECURITIES                                         6

 NON-DIVERSIFICATION AND SECTOR CONCENTRATION                   6

 LEVERAGING STRATEGIES                                          7

 TEMPORARY STRATEGIES                                           7

 ILLIQUID SECURITIES                                            7

DIRECTORS AND OFFICERS                                          8

PRINCIPAL SHAREHOLDERS                                          9

INVESTMENT ADVISOR                                             10

FUND TRANSACTIONS AND BROKERAGE                                10

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        11

ADMINISTRATOR                                                  11

DISTRIBUTOR                                                    12

PLAN OF DISTRIBUTION                                           13

 DISTRIBUTION AND SHAREHOLDER SERVICING PLANS                  13

 INTERESTS OF CERTAIN PERSONS                                  14

 ANTICIPATED BENEFITS TO THE FUND                              14

 AMOUNTS EXPENSED UNDER THE PLANS                              14

PURCHASE, REDEMPTION AND PRICING OF SHARES                     14

 FINANCIAL INTERMEDIARIES                                      14

 SALES CHARGE REDUCTIONS FOR CLASS A SHARES                    15

 LETTER OF INTENT FOR CLASS A SHARES                           15

 RIGHT OF ACCUMULATION FOR CLASS A SHARES                      15

 AUTOMATIC INVESTMENT PLAN                                     16

 INDIVIDUAL RETIREMENT ACCOUNTS                                16

 REDEMPTIONS FOR CORPORATE ACCOUNTS                            17

 SYSTEMATIC WITHDRAWAL PLAN                                    18

 PRICING OF SHARES                                             18

REDEMPTION IN KIND                                             18

TAXATION OF THE FUND                                           19

PERFORMANCE INFORMATION                                        19

 TOTAL RETURN                                                  19

 COMPARISONS                                                   20

INDEPENDENT AUDITORS                                           20

FINANCIAL STATEMENTS                                           21




     IN DECIDING WHETHER TO INVEST IN THE FUND, YOU
SHOULD RELY ON INFORMATION IN THIS STATEMENT OF
ADDITIONAL INFORMATION ("SAI") AND RELATED PROSPECTUS.
THE FUND HAS NOT AUTHORIZED OTHERS TO PROVIDE
ADDITIONAL INFORMATION.  THE FUND HAS NOT AUTHORIZED
THE USE OF THIS SAI IN ANY STATE OR JURISDICTION IN
WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FUND ORGANIZATION

     THE CORPORATION IS AN OPEN-END MANAGEMENT
INVESTMENT COMPANY, COMMONLY REFERRED TO AS A MUTUAL
FUND.  THE FUND IS A SERIES OF COMMON STOCK OF THE
CORPORATION, A MARYLAND CORPORATION INCORPORATED ON
OCTOBER 30, 1997.  THE CORPORATION IS AUTHORIZED TO
ISSUE SHARES OF COMMON STOCK IN SERIES AND CLASSES.
THE CORPORATION CURRENTLY OFFERS ONE SERIES OF SHARES:
THE GRAND PRIX FUND.  THE SHARES OF COMMON STOCK OF THE
FUND ARE FURTHER DIVIDED INTO TWO CLASSES:  CLASS A AND
CLASS C.  EACH SHARE OF COMMON STOCK OF EACH CLASS IS
ENTITLED TO ONE VOTE, AND EACH SHARE IS ENTITLED TO
PARTICIPATE EQUALLY IN DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS BY THE RESPECTIVE CLASS OF SHARES AND IN
THE RESIDUAL ASSETS OF THE RESPECTIVE CLASS IN THE
EVENT OF LIQUIDATION.  HOWEVER, EACH CLASS OF SHARES
BEARS ITS OWN EXPENSES, IS SUBJECT TO ITS OWN SALES
CHARGES AND HAS EXCLUSIVE VOTING RIGHTS ON MATTERS
PERTAINING TO THE RULE 12B-1 DISTRIBUTION AND
SHAREHOLDER SERVICING PLAN AS IT RELATES TO THAT CLASS.

     NO CERTIFICATES WILL BE ISSUED FOR SHARES HELD IN
YOUR ACCOUNT.  YOU WILL, HOWEVER, HAVE FULL SHAREHOLDER
RIGHTS.  GENERALLY, THE FUND WILL NOT HOLD ANNUAL
SHAREHOLDERS' MEETINGS UNLESS REQUIRED BY THE
INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940
ACT") OR MARYLAND LAW.


INVESTMENT RESTRICTIONS

     THE FUND'S INVESTMENT OBJECTIVE IS CAPITAL
APPRECIATION.  THE FOLLOWING ARE THE FUND'S FUNDAMENTAL
INVESTMENT RESTRICTIONS WHICH CANNOT BE CHANGED WITHOUT
THE APPROVAL OF A MAJORITY OF THE FUND'S OUTSTANDING
VOTING SECURITIES.  A "MAJORITY OF THE FUND'S
OUTSTANDING VOTING SECURITIES" MEANS THE LESSER OF (I)
67% OF THE SHARES OF COMMON STOCK OF THE FUND
REPRESENTED AT A MEETING AT WHICH MORE THAN 50% OF THE
OUTSTANDING SHARES ARE PRESENT, OR (II) MORE THAN 50%
OF THE OUTSTANDING SHARES OF COMMON STOCK OF THE FUND.

THE FUND:

1.   MAY NOT ISSUE SENIOR SECURITIES, EXCEPT AS
     PERMITTED UNDER THE 1940 ACT;

2.   MAY NOT ACT AS AN UNDERWRITER OF ANOTHER COMPANY'S
     SECURITIES, EXCEPT TO THE EXTENT THAT THE FUND MAY
     BE DEEMED TO BE AN UNDERWRITER WITHIN THE MEANING
     OF THE SECURITIES ACT OF 1933, AS AMENDED (THE
     "1933 ACT"), IN CONNECTION WITH THE PURCHASE AND
     SALE OF PORTFOLIO SECURITIES;

3.   MAY NOT PURCHASE OR SELL PHYSICAL COMMODITIES
     UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF
     SECURITIES OR OTHER INSTRUMENTS (BUT THIS SHALL
     NOT PREVENT THE FUND FROM PURCHASING OR SELLING
     OPTIONS, FUTURES CONTRACTS, OR OTHER DERIVATIVE
     INSTRUMENTS, OR FROM INVESTING IN SECURITIES OR
     OTHER INSTRUMENTS BACKED BY PHYSICAL COMMODITIES);

4.   MAY NOT MAKE LOANS IF, AS A RESULT, MORE THAN 33
     1/3% OF THE FUND'S TOTAL ASSETS WOULD BE LENT TO
     OTHER PERSONS, EXCEPT THROUGH PURCHASES OF DEBT
     SECURITIES OR OTHER DEBT INSTRUMENTS OR ENGAGING
     IN REPURCHASE AGREEMENTS;

5.   MAY NOT INVEST MORE THAN 25% OF ITS TOTAL ASSETS
     IN SECURITIES OF COMPANIES IN ANY ONE INDUSTRY;

6.   MAY NOT PURCHASE OR SELL REAL ESTATE UNLESS
     ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR
     OTHER INSTRUMENTS (BUT THIS SHALL NOT PROHIBIT THE
     FUND FROM PURCHASING OR SELLING SECURITIES OR
     OTHER INSTRUMENTS BACKED BY REAL ESTATE OR OF
     ISSUERS ENGAGED IN REAL ESTATE ACTIVITIES);

7.   MAY (I) BORROW MONEY FROM BANKS, AND (II) MAKE
     OTHER INVESTMENTS OR ENGAGE IN OTHER TRANSACTIONS
     PERMISSIBLE UNDER THE 1940 ACT, WHICH MAY INVOLVE
     A BORROWING, PROVIDED THAT THE COMBINATION OF (I)
     AND (II) SHALL NOT EXCEED 33 1/3% OF THE VALUE OF
     THE FUND'S TOTAL ASSETS (INCLUDING THE AMOUNT
     BORROWED), LESS THE FUND'S LIABILITIES (OTHER THAN
     BORROWINGS).  THE FUND MAY ALSO BORROW MONEY FROM
     OTHER PERSONS TO THE EXTENT PERMITTED BY
     APPLICABLE LAW;

8.   NOTWITHSTANDING ANY OTHER FUNDAMENTAL INVESTMENT
     POLICY OR RESTRICTION, MAY INVEST ALL OF ITS
     ASSETS IN THE SECURITIES OF A SINGLE OPEN-END
     MANAGEMENT INVESTMENT COMPANY WITH SUBSTANTIALLY
     THE SAME FUNDAMENTAL INVESTMENT OBJECTIVE,
     POLICIES, AND RESTRICTIONS.

     THE FOLLOWING NON-FUNDAMENTAL OPERATING POLICIES
MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT
SHAREHOLDER APPROVAL.

THE FUND MAY NOT:

1.   SELL SECURITIES SHORT, UNLESS THE FUND OWNS OR HAS
     THE RIGHT TO OBTAIN SECURITIES EQUIVALENT IN KIND
     AND AMOUNT TO THE SECURITIES SOLD SHORT, OR UNLESS
     IT COVERS SUCH SHORT SALE AS REQUIRED BY THE
     CURRENT RULES AND POSITIONS OF THE SECURITIES AND
     EXCHANGE COMMISSION ("SEC") OR ITS STAFF, AND
     PROVIDED THAT TRANSACTIONS IN OPTIONS, FUTURES
     CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OR OTHER
     DERIVATIVE INSTRUMENTS ARE NOT DEEMED TO
     CONSTITUTE SELLING SECURITIES SHORT.

2.   PURCHASE SECURITIES ON MARGIN, EXCEPT THAT THE
     FUND MAY OBTAIN SUCH SHORT-TERM CREDITS AS ARE
     NECESSARY FOR THE CLEARANCE OF TRANSACTIONS; AND
     PROVIDED THAT MARGIN DEPOSITS IN CONNECTION WITH
     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS,
     OR OTHER DERIVATIVE INSTRUMENTS SHALL NOT
     CONSTITUTE PURCHASING SECURITIES ON MARGIN.

3.   INVEST IN ILLIQUID SECURITIES IF, AS A RESULT OF
     SUCH INVESTMENT, MORE THAN 5% OF ITS NET ASSETS
     WOULD BE INVESTED IN ILLIQUID SECURITIES.

4.   PURCHASE SECURITIES OF OTHER INVESTMENT COMPANIES
     EXCEPT IN COMPLIANCE WITH THE 1940 ACT.

5.   ENGAGE IN FUTURES OR OPTIONS ON FUTURES
     TRANSACTIONS WHICH ARE IMPERMISSIBLE PURSUANT TO
     RULE 4.5 UNDER THE COMMODITY EXCHANGE ACT ("CEA")
     AND, IN ACCORDANCE WITH RULE 4.5, WILL USE FUTURES
     OR OPTIONS ON FUTURES TRANSACTIONS SOLELY FOR BONA
     FIDE HEDGING TRANSACTIONS (WITHIN THE MEANING OF
     THE CEA); PROVIDED, HOWEVER,  THAT THE FUND MAY,
     IN ADDITION TO BONA FIDE HEDGING TRANSACTIONS, USE
     FUTURES AND OPTIONS ON FUTURES TRANSACTIONS IF THE
     AGGREGATE INITIAL MARGIN AND PREMIUMS REQUIRED TO
     ESTABLISH SUCH POSITIONS, LESS THE AMOUNT BY WHICH
     ANY SUCH OPTIONS POSITIONS ARE IN THE MONEY
     (WITHIN THE MEANING OF THE CEA), DO NOT EXCEED 5%
     OF THE FUND'S NET ASSETS.

6.   MAKE ANY LOANS OTHER THAN LOANS OF PORTFOLIO
     SECURITIES, EXCEPT THROUGH PURCHASES OF DEBT
     SECURITIES OR OTHER DEBT INSTRUMENTS OR ENGAGING
     IN REPURCHASE AGREEMENTS WITH RESPECT TO PORTFOLIO
     SECURITIES.

     EXCEPT FOR THE FUNDAMENTAL INVESTMENT RESTRICTIONS
LISTED ABOVE AND THE FUND'S INVESTMENT OBJECTIVE, THE
FUND'S OTHER INVESTMENT POLICIES ARE NOT FUNDAMENTAL
AND MAY BE CHANGED WITH APPROVAL OF THE CORPORATION'S
BOARD OF DIRECTORS.  UNLESS NOTED OTHERWISE, IF A
PERCENTAGE RESTRICTION IS ADHERED TO AT THE TIME OF
INVESTMENT, A LATER INCREASE OR DECREASE IN PERCENTAGE
RESULTING FROM A CHANGE IN THE FUND'S ASSETS (I.E., DUE
TO CASH INFLOWS OR REDEMPTIONS) OR IN MARKET VALUE OF
THE INVESTMENT OR THE FUND'S ASSETS WILL NOT CONSTITUTE
A VIOLATION OF THAT RESTRICTION.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

     THE FOLLOWING INFORMATION SUPPLEMENTS THE
DISCUSSION OF THE FUND'S INVESTMENT OBJECTIVE AND
STRATEGY DESCRIBED IN THE PROSPECTUS UNDER THE CAPTIONS
"INVESTMENT OBJECTIVE," AND "IMPLEMENTATION OF
INVESTMENT OBJECTIVE."

DEPOSITARY RECEIPTS

     THE FUND MAY INVEST IN FOREIGN SECURITIES BY
PURCHASING DEPOSITARY RECEIPTS, INCLUDING AMERICAN
DEPOSITARY RECEIPTS ("ADRS") AND EUROPEAN DEPOSITARY
RECEIPTS ("EDRS") OR OTHER SECURITIES CONVERTIBLE INTO
SECURITIES OF COMPANIES BASED IN FOREIGN COUNTRIES.
THESE SECURITIES MAY NOT NECESSARILY BE DENOMINATED IN
THE SAME CURRENCY AS THE SECURITIES INTO WHICH THEY MAY
BE CONVERTED.  GENERALLY, ADRS, IN REGISTERED FORM, ARE
DENOMINATED IN U.S. DOLLARS AND ARE DESIGNED FOR USE IN
THE U.S. SECURITIES MARKETS, WHILE EDRS, IN BEARER
FORM, MAY BE DENOMINATED IN OTHER CURRENCIES

AND ARE DESIGNED FOR USE IN EUROPEAN SECURITIES MARKETS.  ADRS
ARE RECEIPTS TYPICALLY ISSUED BY A U.S. BANK OR TRUST
COMPANY EVIDENCING OWNERSHIP OF THE UNDERLYING
SECURITIES.  EDRS ARE EUROPEAN RECEIPTS EVIDENCING A
SIMILAR ARRANGEMENT.  FOR PURPOSES OF THE FUND'S
INVESTMENT POLICIES, ADRS AND EDRS ARE DEEMED TO HAVE
THE SAME CLASSIFICATION AS THE UNDERLYING SECURITIES
THEY REPRESENT.  THUS, AN ADR OR EDR REPRESENTING
OWNERSHIP OF COMMON STOCK WILL BE TREATED AS COMMON
STOCK.

     ADR FACILITIES MAY BE ESTABLISHED AS EITHER
"UNSPONSORED" OR "SPONSORED."  WHILE ADRS ISSUED UNDER
THESE TWO TYPES OF FACILITIES ARE IN SOME RESPECTS
SIMILAR, THERE ARE DISTINCTIONS BETWEEN THEM RELATING
TO THE RIGHTS AND OBLIGATIONS OF ADR HOLDERS AND THE
PRACTICES OF MARKET PARTICIPANTS.  FOR EXAMPLE, A NON-
SPONSORED DEPOSITARY MAY NOT PROVIDE THE SAME
SHAREHOLDER INFORMATION THAT A SPONSORED DEPOSITARY IS
REQUIRED TO PROVIDE UNDER ITS CONTRACTUAL ARRANGEMENTS
WITH THE ISSUER, INCLUDING RELIABLE FINANCIAL
STATEMENTS.  UNDER THE TERMS OF MOST SPONSORED
ARRANGEMENTS, DEPOSITARIES AGREE TO DISTRIBUTE NOTICES
OF SHAREHOLDER MEETINGS AND VOTING INSTRUCTIONS, AND TO
PROVIDE SHAREHOLDER COMMUNICATIONS AND OTHER
INFORMATION TO THE ADR HOLDERS AT THE REQUEST OF THE
ISSUER OF THE DEPOSITED SECURITIES.

CONVERTIBLE SECURITIES

     THE FUND MAY INVEST IN CONVERTIBLE SECURITIES,
WHICH ARE BONDS, DEBENTURES, NOTES, PREFERRED STOCKS,
OR OTHER SECURITIES THAT MAY BE CONVERTED INTO OR
EXCHANGED FOR A SPECIFIED AMOUNT OF COMMON STOCK OR
WARRANTS OF THE SAME OR A DIFFERENT COMPANY WITHIN A
PARTICULAR PERIOD OF TIME AT A SPECIFIED PRICE OR
FORMULA.  A CONVERTIBLE SECURITY ENTITLES THE HOLDER TO
RECEIVE INTEREST NORMALLY PAID OR ACCRUED ON DEBT OR
THE DIVIDEND PAID ON PREFERRED STOCK UNTIL THE
CONVERTIBLE SECURITY MATURES OR IS REDEEMED, CONVERTED,
OR EXCHANGED.  CONVERTIBLE SECURITIES HAVE UNIQUE
INVESTMENT CHARACTERISTICS IN THAT THEY GENERALLY (I)
HAVE HIGHER YIELDS THAN COMMON STOCKS, BUT LOWER YIELDS
THAN COMPARABLE NON-CONVERTIBLE SECURITIES, (II) ARE
LESS SUBJECT TO FLUCTUATION IN VALUE THAN THE
UNDERLYING STOCK  (OR WARRANT) SINCE THEY HAVE FIXED
INCOME CHARACTERISTICS, AND (III) PROVIDE THE POTENTIAL
FOR CAPITAL APPRECIATION IF THE MARKET PRICE OF THE
UNDERLYING COMMON STOCK (OR WARRANT) INCREASES.  A
CONVERTIBLE SECURITY MAY BE SUBJECT TO REDEMPTION AT
THE OPTION OF THE ISSUER AT A PRICE ESTABLISHED IN THE
CONVERTIBLE SECURITY'S GOVERNING INSTRUMENT.  IF A
CONVERTIBLE SECURITY HELD BY THE FUND IS CALLED FOR
REDEMPTION, THE FUND WILL BE REQUIRED TO PERMIT THE
ISSUER TO REDEEM THE SECURITY, CONVERT IT INTO THE
UNDERLYING COMMON STOCK (OR WARRANT), OR SELL IT TO A
THIRD PARTY.

NON-DIVERSIFICATION AND SECTOR CONCENTRATION

     WHILE THE FUND IS "NON-DIVERSIFIED," WHICH MEANS
THAT IT IS PERMITTED TO INVEST ITS ASSETS IN A MORE
LIMITED NUMBER OF ISSUERS THAN OTHER INVESTMENT
COMPANIES, THE FUND INTENDS TO DIVERSIFY ITS ASSETS TO
THE EXTENT NECESSARY TO QUALIFY FOR TAX TREATMENT AS A
REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE
CODE OF 1986, AS AMENDED ("CODE").  TO SO QUALIFY (I)
NOT MORE THAN 25% OF THE TOTAL VALUE OF THE FUND'S
ASSETS MAY BE INVESTED IN SECURITIES OF ANY ONE ISSUER
(OTHER THAN U.S. GOVERNMENT SECURITIES AND THE
SECURITIES OF OTHER REGULATED INVESTMENT COMPANIES) OR
OF ANY TWO OR MORE ISSUERS CONTROLLED BY THE FUND,
WHICH, PURSUANT TO THE REGULATIONS UNDER THE CODE, MAY
BE DEEMED TO BE ENGAGED IN THE SAME, SIMILAR, OR
RELATED TRADES OR BUSINESSES, AND (II) WITH RESPECT TO
50% OF THE TOTAL VALUE OF THE FUND'S ASSETS (A) NOT
MORE THAN 5% OF ITS TOTAL ASSETS MAY BE INVESTED IN THE
SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S.
GOVERNMENT SECURITIES AND THE SECURITIES OF OTHER
REGULATED INVESTMENT COMPANIES) AND (B) THE FUND MAY
NOT OWN MORE THAN 10% OF THE OUTSTANDING VOTING
SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S.
GOVERNMENT SECURITIES AND THE SECURITIES OF OTHER
REGULATED INVESTMENT COMPANIES).

     IN ADDITION, THE FUND HAS ADOPTED A FUNDAMENTAL
INVESTMENT RESTRICTION WHICH PROHIBITS THE FUND FROM
INVESTING MORE THAN 25% OF ITS TOTAL ASSETS IN
SECURITIES OF COMPANIES IN ANY ONE INDUSTRY.  AN
INDUSTRY IS DEFINED AS A BUSINESS-LINE SUBSECTOR OF A
STOCK-MARKET SECTOR.  WHILE THE FUND MAY BE HEAVILY
INVESTED IN ONE SINGLE MARKET SECTOR LIKE TECHNOLOGY OR
HEALTH CARE, FOR EXAMPLE, IT WILL NOT INVEST MORE THAN
25% OF ITS TOTAL ASSETS IN SECURITIES OF COMPANIES IN
ANY ONE INDUSTRY.  TO THE EXTENT THAT A RELATIVELY HIGH
PERCENTAGE OF THE FUND'S ASSETS MAY BE INVESTED IN THE
SECURITIES OF A LIMITED NUMBER OF COMPANIES, THE FUND'S
PORTFOLIO SECURITIES MAY BE MORE SUSCEPTIBLE TO ANY
SINGLE ECONOMIC, POLITICAL, OR REGULATORY OCCURRENCE
THAN THE PORTFOLIO SECURITIES OF A DIVERSIFIED
INVESTMENT COMPANY.

LEVERAGING STRATEGIES

     THE FUND MAY BORROW UP TO 33 1/3% OF ITS TOTAL
ASSETS FOR ANY PURPOSE INCLUDING TO LEVERAGE ITS
PORTFOLIO.  BORROWING MAY EXAGGERATE CHANGES IN THE NET
ASSET VALUE OF THE FUND'S SHARES AND IN THE RETURN ON
THE FUND'S PORTFOLIO.  ALTHOUGH THE PRINCIPAL OF ANY
BORROWING WILL BE FIXED, THE FUND'S ASSETS MAY CHANGE
IN VALUE DURING THE TIME THE BORROWING IS OUTSTANDING.
THE FUND MAY BE REQUIRED TO LIQUIDATE SECURITIES AT A
TIME WHEN IT WOULD BE DISADVANTAGEOUS TO DO SO IN ORDER
TO MAKE PAYMENTS WITH RESPECT TO AN OUTSTANDING
BORROWING.  IN ADDITION, THE FUND MAY BE REQUIRED TO
SEGREGATE LIQUID ASSETS IN AN AMOUNT SUFFICIENT TO MEET
ITS OBLIGATIONS IN CONNECTION WITH SUCH BORROWINGS.

TEMPORARY STRATEGIES

     PRIOR TO INVESTING PROCEEDS FROM SALES OF FUND
SHARES, TO MEET ORDINARY DAILY CASH NEEDS, AND TO
RETAIN THE FLEXIBILITY TO RESPOND PROMPTLY TO ADVERSE
CHANGES IN MARKET, ECONOMIC, POLITICAL AND OTHER
CONDITIONS, THE FUND MAY HOLD CASH AND/OR INVEST UP TO
35% OF ITS TOTAL ASSETS IN MONEY MARKET INSTRUMENTS.
THE MONEY MARKET INSTRUMENTS WHICH THE FUND MAY
PURCHASE INCLUDE U.S. GOVERNMENT SECURITIES, BANK
OBLIGATIONS, OBLIGATIONS OF SAVINGS INSTITUTIONS, FULLY
INSURED CERTIFICATES OF DEPOSIT, COMMERCIAL PAPER, AND
SECURITIES ISSUED BY REGISTERED INVESTMENT COMPANIES
HOLDING THEMSELVES OUT AS MONEY MARKET FUNDS.  SUCH
SECURITIES INCLUDE:

     U.S. GOVERNMENT SECURITIES.  OBLIGATIONS ISSUED OR
GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE UNITED
STATES OR ITS AGENCIES (SUCH AS THE EXPORT-IMPORT BANK
OF THE UNITED STATES, FEDERAL HOUSING ADMINISTRATION
AND GOVERNMENT NATIONAL MORTGAGE ASSOCIATION) OR ITS
INSTRUMENTALITIES (SUCH AS THE FEDERAL HOME LOAN BANK),
INCLUDING TREASURY BILLS, NOTES, AND BONDS;

     BANK OBLIGATIONS.  OBLIGATIONS (INCLUDING
CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES,
COMMERCIAL PAPER (SEE BELOW) AND OTHER DEBT
OBLIGATIONS) OF BANKS SUBJECT TO REGULATION BY THE U.S.
GOVERNMENT AND HAVING TOTAL ASSETS OF $1 BILLION OR
MORE, AND INSTRUMENTS SECURED BY SUCH OBLIGATIONS, NOT
INCLUDING OBLIGATIONS OF FOREIGN BRANCHES OF DOMESTIC
BANKS;

     OBLIGATIONS OF SAVINGS INSTITUTIONS.  CERTIFICATES
OF DEPOSIT OF SAVINGS BANKS AND SAVINGS AND LOAN
ASSOCIATIONS, HAVING TOTAL ASSETS OF $1 BILLION OR
MORE;

     FULLY INSURED CERTIFICATES OF DEPOSIT.
CERTIFICATES OF DEPOSIT OF BANKS AND SAVINGS
INSTITUTIONS, HAVING TOTAL ASSETS OF LESS THAN $1
BILLION, IF THE PRINCIPAL AMOUNT OF THE OBLIGATION IS
INSURED BY THE BANK INSURANCE FUND OR THE SAVINGS
ASSOCIATION INSURANCE FUND (EACH OF WHICH IS
ADMINISTERED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION), LIMITED TO $100,000 PRINCIPAL AMOUNT PER
CERTIFICATE AND TO 5% OR LESS OF THE FUND'S TOTAL
ASSETS IN ALL SUCH OBLIGATIONS AND IN ALL ILLIQUID
ASSETS, IN THE AGGREGATE;

     COMMERCIAL PAPER.  COMMERCIAL PAPER RATED PRIME-1
OR BETTER BY MOODY'S INVESTORS SERVICE, INC.
("MOODY'S"), A-1 OR BETTER BY STANDARD & POOR'S
CORPORATION ("S&P"), DUFF 2 OR HIGHER BY DUFF & PHELPS,
INC. ("D&P"), OR FITCH 2 OR HIGHER BY FITCH INVESTOR
SERVICES, INC. ("FITCH");

     MONEY MARKET FUNDS.  SECURITIES ISSUED BY
REGISTERED INVESTMENT COMPANIES HOLDING THEMSELVES OUT
AS MONEY MARKET FUNDS WHICH ATTEMPT TO MAINTAIN A
STABLE NET ASSET VALUE OF $1.00 PER SHARE; AND

     REPURCHASE AGREEMENTS.  REPURCHASE AGREEMENTS WITH
RESPECT TO OBLIGATIONS OF THE U.S. GOVERNMENT, ITS
AGENCIES OR INSTRUMENTALITIES.

ILLIQUID SECURITIES

     THE FUND MAY INVEST UP TO 5% OF ITS NET ASSETS IN
ILLIQUID SECURITIES (I.E., SECURITIES THAT ARE NOT
READILY MARKETABLE).  FOR PURPOSES OF THIS RESTRICTION,
ILLIQUID SECURITIES INCLUDE, BUT ARE NOT LIMITED TO,
RESTRICTED SECURITIES (SECURITIES THE DISPOSITION OF
WHICH IS RESTRICTED UNDER THE FEDERAL SECURITIES LAWS),
REPURCHASE AGREEMENTS WITH MATURITIES IN EXCESS OF
SEVEN DAYS AND OTHER SECURITIES THAT ARE NOT READILY
MARKETABLE.  THE BOARD OF DIRECTORS OF THE CORPORATION,
OR ITS DELEGATE, HAS THE ULTIMATE AUTHORITY TO
DETERMINE, TO THE EXTENT PERMISSIBLE UNDER THE FEDERAL

SECURITIES LAWS, WHICH SECURITIES ARE LIQUID OR
ILLIQUID FOR PURPOSES OF THIS 5% LIMITATION.  CERTAIN
SECURITIES EXEMPT FROM REGISTRATION OR ISSUED IN
TRANSACTIONS EXEMPT FROM REGISTRATION UNDER THE 1933
ACT, SUCH AS SECURITIES THAT MAY BE RESOLD TO
INSTITUTIONAL INVESTORS UNDER RULE 144A UNDER THE 1933
ACT, MAY BE CONSIDERED LIQUID UNDER GUIDELINES ADOPTED
BY THE BOARD OF DIRECTORS.



DIRECTORS AND OFFICERS

     UNDER THE LAWS OF THE STATE OF MARYLAND, THE BOARD
OF DIRECTORS OF THE CORPORATION IS RESPONSIBLE FOR
MANAGING ITS BUSINESS AND AFFAIRS.  THE DIRECTORS AND
OFFICERS OF THE CORPORATION, TOGETHER WITH INFORMATION
AS TO THEIR PRINCIPAL BUSINESS OCCUPATIONS DURING THE
LAST FIVE YEARS, AND OTHER INFORMATION, ARE SHOWN
BELOW.  EACH DIRECTOR WHO IS DEEMED AN "INTERESTED
PERSON" AS DEFINED IN THE 1940 ACT IS INDICATED BY AN
ASTERISK.  MR. ZUCCARO HAS SERVED AS A DIRECTOR AND
OFFICER OF THE CORPORATION SINCE ITS INCEPTION ON
OCTOBER 30, 1997.  THE OTHER DIRECTORS AND OFFICERS,
WITH THE EXCEPTION OF MS. ROMSTAD, HAVE SERVED AS SUCH
SINCE DECEMBER 10, 1997.  MS. ROMSTAD HAS SERVED AS AN
OFFICER OF THE CORPORATION SINCE OCTOBER 2, 1998.

     *ROBERT ZUCCARO, PRESIDENT AND A DIRECTOR OF THE CORPORATION.

     MR. ZUCCARO, 56 YEARS OLD, RECEIVED A BACHELOR'S
DEGREE FROM THE UNIVERSITY OF BRIDGEPORT IN 1965 AND A
MASTER'S DEGREE IN BUSINESS ADMINISTRATION FROM PACE
UNIVERSITY IN 1968.  PRIOR TO FOUNDING WHAT IS NOW
TARGET HOLDINGS CORPORATION, DOING BUSINESS AS TARGET
INVESTORS, INC.  ("ADVISOR") IN 1983, MR. ZUCCARO SPENT
SIX YEARS WITH AXE-HOUGHTON, WHERE HE WAS PRESIDENT AND
A DIRECTOR OF AXE-HOUGHTON STOCK FUND AND VICE
PRESIDENT AND DIRECTOR OF PORTFOLIO MANAGEMENT OF E.W.
AXE & CO.  MR. ZUCCARO IS THE PRESIDENT OF THE ADVISOR
AND IS A CHARTERED FINANCIAL ANALYST.

     MR. ZUCCARO'S ADDRESS IS 15 RIVER ROAD, SUITE 220,
WILTON, CONNECTICUT 06897.

     *PHILLIPP VILLHAUER, VICE-PRESIDENT AND A DIRECTOR OF THE CORPORATION.

     MR. VILLHAUER, 33 YEARS OLD, EARNED A MASTER'S
DEGREE IN BUSINESS ADMINISTRATION FROM FORDHAM
UNIVERSITY IN 1994.  PRIOR TO JOINING ADVISOR AS A
PORTFOLIO MANAGER/ANALYST IN 1993, MR. VILLHAUER WAS A
TRADER AT BROWN BROTHERS HARRIMAN & COMPANY AND AN
ASSISTANT VICE-PRESIDENT TRADER/ANALYST AT GABELLI &
COMPANY, INC.

     MR. VILLHAUER'S ADDRESS IS 15 RIVER  ROAD, SUITE
220, WILTON, CONNECTICUT 06897.

     *MARY JANE BOYLE, VICE-PRESIDENT, TREASURER AND A
DIRECTOR OF THE CORPORATION.

     MS. BOYLE, 53 YEARS OLD, EARNED A MASTER'S DEGREE
FROM THE UNIVERSITY OF BRIDGEPORT IN 1971.  PRIOR TO CO-
FOUNDING ADVISOR IN 1983, WHERE SHE SERVES AS VICE-
PRESIDENT, CLIENT SERVICE, MS. BOYLE WAS A REGIONAL
SALES DIRECTOR WITH MONDESSA ENTERPRISES, INC.

     MS. BOYLE'S ADDRESS IS 15 RIVER ROAD, SUITE 220,
WILTON, CONNECTICUT 06897.

     EDWARD F. RONAN, JR., A DIRECTOR OF THE CORPORATION.

     MR. RONAN, 46 YEARS OLD, EARNED A B.S. IN
ACCOUNTING FROM THE UNIVERSITY OF BRIDGEPORT IN 1977.
MR. RONAN IS A C.P.A. AND A MEMBER OF ACTIS-GRANDE,
RONAN, CARBONE & COMPANY, LLC, A CERTIFIED PUBLIC
ACCOUNTING FIRM AND HAS BEEN WITH THE FIRM SINCE 1984.
MR. RONAN SERVED AS A DIRECTOR OF Q.E.P. CO., INC., A
FLOORING TOOL MANUFACTURER AND DISTRIBUTOR, FROM 1993
TO 1998.

     MR. RONAN'S ADDRESS IS 30 MAIN STREET, DANBURY, CONNECTICUT 06810.

     DENNIS K. WALDMAN, A DIRECTOR OF THE CORPORATION.

     MR. WALDMAN, 44 YEARS OLD, GRADUATED FROM THE
MASSACHUSETTS INSTITUTE OF TECHNOLOGY IN 1976 WITH A
BACHELOR'S OF SCIENCE DEGREE IN AERONAUTICAL AND
ASTRONAUTICAL ENGINEERING AND IN ELECTRICAL ENGINEERING
AND IN 1978 WITH A MASTER'S OF SCIENCE DEGREE IN
AERONAUTICAL AND ASTRONAUTICAL ENGINEERING.  SINCE
1994, MR. WALDMAN HAS SERVED AS VICE-PRESIDENT OF SALES
FOR STRATEGIC INFORMATION ASSOCIATES, PRIOR TO WHICH
TIME, MR. WALDMAN WORKED AT ITS AS VICE-PRESIDENT OF
SALES.  FROM 1992 TO 1994, MR. WALDMAN WAS A SALES
REPRESENTATIVE AT TARTAN WHERE HE WAS INVOLVED IN
ENGINEERING SALES.

     MR. WALDMAN'S ADDRESS IS 62 WINDSOR ROAD, WABAN,
MASSACHUSETTS 02168.

     ANDREA ROMSTAD, VICE-PRESIDENT AND SECRETARY OF THE CORPORATION.

     MS. ROMSTAD, 36 YEARS OLD, RECEIVED A BACHELOR'S
OF BUSINESS ADMINISTRATION IN MARKETING MANAGEMENT FROM
BERNARD M. BARUCH COLLEGE OF THE CITY UNIVERSITY OF NEW
YORK IN 1985.  PRIOR TO JOINING ADVISOR AS AN ANALYST
IN 1993, MS. ROMSTAD WAS A CREDIT ASSISTANT AT
SKANDINAVISKA ENSKILDA BANKEN CORPORATION AND A
FINANCIAL ASSISTANT AT FINANSSKANDIC CORPORATION.

     MS. ROMSTAD'S ADDRESS IS 15 RIVER ROAD, SUITE 220,
WILTON, CONNECTICUT 06897.


     AS OF JUNE 30, 1999, OFFICERS AND DIRECTORS OF THE
CORPORATION BENEFICIALLY OWNED 176,982.922 SHARES OF
COMMON STOCK, OR 7.18%, OF THE FUND'S THEN OUTSTANDING
SHARES (INCLUDING 59,170.328 SHARES OWNED BY THE
ADVISOR, WHICH IS CONTROLLED BY MR. ZUCCARO, AND
98,386.014 SHARES OWNED BY MARC ZUCCARO - UTMA FOR
WHICH MR. ZUCCARO IS THE CUSTODIAN).  DIRECTORS AND
OFFICERS OF THE CORPORATION WHO ARE ALSO OFFICERS,
DIRECTORS, EMPLOYEES, OR SHAREHOLDERS OF ADVISOR DO NOT
RECEIVE ANY REMUNERATION FROM THE FUND FOR SERVING AS
DIRECTORS OR OFFICERS.  ACCORDINGLY, MESSRS. ZUCCARO
AND VILLHAUER, MS. BOYLE AND MS. ROMSTAD DO NOT RECEIVE
ANY REMUNERATION FROM THE FUND FOR THEIR SERVICES AS
DIRECTORS AND OFFICERS.  THE FOLLOWING TABLE PROVIDES
INFORMATION RELATING TO COMPENSATION PAID TO DIRECTORS
OF THE CORPORATION FOR THEIR SERVICES AS SUCH FOR
FISCAL 1998:



       NAME                CASH           OTHER          TOTAL
                       COMPENSATION    COMPENSATION
EDWARD F. RONAN, JR.       $250             $0           $250
DENNIS K. WALDMAN          $250             $0           $250


     EACH DIRECTOR WHO IS NOT DEEMED AN "INTERESTED
PERSON" OF THE FUND, AS DEFINED IN THE 1940 ACT,
RECEIVES $125 PER MEETING AND REIMBURSEMENT OF
REASONABLE EXPENSES.  THE BOARD HELD TWO MEETINGS
DURING FISCAL 1998.  DISINTERESTED DIRECTORS MAY ELECT
TO RECEIVE THEIR COMPENSATION IN THE FORM OF CASH,
SHARES OF THE FUND, OR BOTH.


PRINCIPAL SHAREHOLDERS

     AS OF JUNE 30, 1999,  NO PERSON OWNED OF RECORD OR
WAS KNOWN BY THE FUND TO OWN OF RECORD OR BENEFICIALLY
5% OR MORE OF THE OUTSTANDING CLASS A SHARES OF THE
FUND (CLASS C SHARES WERE NOT AVAILABLE FOR INVESTMENT
UNTIL THE DATE OF THIS SAI).  ACCORDINGLY, AS OF JUNE
30, 1999, NO PERSON OWNED A CONTROLLING INTEREST IN THE
FUND.  SHAREHOLDERS WITH A CONTROLLING INTEREST COULD
EFFECT THE OUTCOME OF PROXY VOTING OR THE DIRECTION OF
MANAGEMENT OF THE FUND.

INVESTMENT ADVISOR

     TARGET HOLDINGS CORPORATION, D.B.A. TARGET
INVESTORS, INC. ("ADVISOR") IS THE INVESTMENT ADVISOR
TO THE FUND.  THE ADVISOR IS CONTROLLED BY ROBERT
ZUCCARO WHO OWNS 80% OF THE ADVISOR.

     THE INVESTMENT ADVISORY AGREEMENT BETWEEN THE
CORPORATION AND THE ADVISOR DATED AS OF DECEMBER 31,
1997 ("ADVISORY AGREEMENT") HAS AN INITIAL TERM OF TWO
YEARS AND THEREAFTER IS REQUIRED TO BE APPROVED
ANNUALLY BY THE BOARD OF DIRECTORS OF THE CORPORATION
OR BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING
VOTING SECURITIES.  EACH ANNUAL RENEWAL MUST ALSO BE
APPROVED BY THE VOTE OF A MAJORITY OF THE CORPORATION'S
DIRECTORS WHO ARE NOT PARTIES TO THE ADVISORY AGREEMENT
OR INTERESTED PERSONS OF ANY SUCH PARTY, CAST IN PERSON
AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH
APPROVAL.  THE ADVISORY AGREEMENT WAS APPROVED BY THE
BOARD OF DIRECTORS, INCLUDING A MAJORITY OF THE
DISINTERESTED DIRECTORS ON DECEMBER 10, 1997, AND BY
THE INITIAL SHAREHOLDER ON DECEMBER 23, 1997.  THE
ADVISORY AGREEMENT IS TERMINABLE WITHOUT PENALTY ON 60
DAYS' WRITTEN NOTICE BY THE BOARD OF DIRECTORS, BY VOTE
OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING
SECURITIES, OR BY THE ADVISOR, AND WILL TERMINATE
AUTOMATICALLY IN THE EVENT OF ITS ASSIGNMENT.

     UNDER THE TERMS OF THE ADVISORY AGREEMENT, THE
ADVISOR MANAGES THE FUND'S INVESTMENTS AND BUSINESS
AFFAIRS, SUBJECT TO THE SUPERVISION OF THE BOARD OF
DIRECTORS.  AT ITS EXPENSE, THE ADVISOR PROVIDES OFFICE
SPACE AND ALL NECESSARY OFFICE FACILITIES, EQUIPMENT,
AND PERSONNEL FOR MANAGING THE INVESTMENTS OF THE FUND.
AS COMPENSATION FOR ITS SERVICES, THE CORPORATION PAYS
THE ADVISOR AN ANNUAL MANAGEMENT FEE OF 1.00% OF THE
FUND'S AVERAGE DAILY NET ASSETS.  THE ADVISORY FEE IS
ACCRUED DAILY AND PAID MONTHLY.  THE ORGANIZATIONAL
EXPENSES OF THE FUND WERE ADVANCED BY THE ADVISOR AND
WILL BE REIMBURSED BY THE FUND OVER A PERIOD OF NOT
MORE THAN 60 MONTHS.  THE ORGANIZATIONAL EXPENSES WERE
APPROXIMATELY $79,558.


     PURSUANT TO AN EXPENSE CAP AGREEMENT, THE ADVISOR
HAS AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF THE
FUND  TO AN ANNUAL RATE OF 1.72% OF THE FUND'S AVERAGE
NET ASSETS ATTRIBUTABLE TO THE CLASS A SHARES AND 2.47%
OF THE FUND'S AVERAGE NET ASSETS ATTRIBUTABLE TO THE
CLASS C SHARES UNTIL FEBRUARY 29, 2000.  FROM FEBRUARY
29, 2000 UNTIL FEBRUARY 28, 2002, THE ADVISOR HAS
AGREED TO LIMIT THE CLASS A TOTAL OPERATING EXPENSES TO
AN ANNUAL RATE OF 1.75% AND THE CLASS C TOTAL OPERATING
EXPENSES TO AN ANNUAL RATE OF 2.50%.  AFTER SUCH DATE,
THE ADVISOR MAY FROM TIME TO TIME VOLUNTARILY (BUT IS
NOT REQUIRED OR OBLIGATED TO) WAIVE ALL OR A PORTION OF
ITS FEE AND/OR ABSORB CERTAIN FUND EXPENSES.  ANY
WAIVER OF FEES OR ABSORPTION OF EXPENSES WILL BE MADE
ON A MONTHLY BASIS AND, WITH RESPECT TO THE LATTER,
WILL BE PAID TO THE FUND BY REDUCTION OF THE ADVISOR'S
FEE.  FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1998, THE
FUND DID NOT PAY AN ADVISORY FEE TO THE ADVISOR BECAUSE
THE ADVISOR WAIVED ITS ENTIRE ADVISORY FEE.  IF THE
ADVISOR HAD NOT AGREED TO WAIVE THE ADVISORY FEE FOR
THE FISCAL PERIOD ENDED OCTOBER 31, 1998, THE ADVISOR
WOULD HAVE RECEIVED $10,435 FOR ITS INVESTMENT ADVISORY
SERVICES.


FUND TRANSACTIONS AND BROKERAGE

     UNDER THE ADVISORY AGREEMENT, THE ADVISOR, IN ITS
CAPACITY AS PORTFOLIO MANAGER, IS RESPONSIBLE FOR
DECISIONS TO BUY AND SELL SECURITIES FOR THE FUND AND
FOR THE PLACEMENT OF THE FUND'S SECURITIES BUSINESS,
THE NEGOTIATION OF THE COMMISSIONS TO BE PAID ON SUCH
TRANSACTIONS, AND THE ALLOCATION OF PORTFOLIO BROKERAGE
BUSINESS.  THE FUND HAS NO OBLIGATION TO DEAL WITH ANY
PARTICULAR BROKER OR DEALER; IN EXECUTING TRANSACTIONS,
THE ADVISOR SEEKS TO OBTAIN THE BEST EXECUTION AT THE
BEST SECURITY PRICE AVAILABLE WITH RESPECT TO EACH
TRANSACTION.  THE BEST PRICE TO THE FUND MEANS THE BEST
NET PRICE WITHOUT REGARD TO THE MIX BETWEEN PURCHASE OR
SALE PRICE AND COMMISSION, IF ANY.  WHILE THE ADVISOR
SEEKS REASONABLY COMPETITIVE COMMISSION RATES, THE FUND
DOES NOT NECESSARILY PAY THE LOWEST AVAILABLE
COMMISSION.  BROKERAGE MAY BE ALLOCATED BASED ON THE
SALE OF THE FUND'S SHARES.

     SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF
1934, AS AMENDED ("SECTION 28(E)"), PERMITS AN
INVESTMENT ADVISOR, UNDER CERTAIN CIRCUMSTANCES, TO
CAUSE AN ACCOUNT TO PAY A BROKER OR DEALER WHO SUPPLIES
BROKERAGE AND RESEARCH SERVICES A COMMISSION FOR
EFFECTING A TRANSACTION IN EXCESS OF THE AMOUNT OF
COMMISSION ANOTHER BROKER OR DEALER WOULD HAVE CHARGED
FOR EFFECTING THE TRANSACTION.  BROKERAGE AND RESEARCH
SERVICES INCLUDE (A) FURNISHING ADVICE AS TO THE VALUE
OF SECURITIES, THE ADVISABILITY OF INVESTING,
PURCHASING, OR SELLING SECURITIES, AND THE AVAILABILITY
OF SECURITIES OR

PURCHASERS OR SELLERS OF SECURITIES;
(B) FURNISHING ANALYSES AND REPORTS CONCERNING ISSUERS,
INDUSTRIES, SECTORS, SECURITIES, ECONOMIC FACTORS AND
TRENDS, PORTFOLIO STRATEGY, AND THE PERFORMANCE OF
ACCOUNTS; AND (C) EFFECTING SECURITIES TRANSACTIONS AND
PERFORMING FUNCTIONS INCIDENTAL THERETO (SUCH AS
CLEARANCE, SETTLEMENT, AND CUSTODY).

     IN SELECTING BROKERS OR DEALERS, THE ADVISOR
CONSIDERS INVESTMENT AND MARKET INFORMATION AND OTHER
RESEARCH, SUCH AS ECONOMIC, SECURITIES, AND PERFORMANCE
MEASUREMENT RESEARCH PROVIDED BY SUCH BROKERS OR
DEALERS AND THE QUALITY AND RELIABILITY OF BROKERAGE
SERVICES, INCLUDING EXECUTION CAPABILITY, PERFORMANCE,
AND FINANCIAL RESPONSIBILITY.  ACCORDINGLY, THE
COMMISSIONS CHARGED BY ANY SUCH BROKER OR DEALER MAY BE
GREATER THAN THE AMOUNT ANOTHER FIRM MIGHT CHARGE IF
THE ADVISOR DETERMINES IN GOOD FAITH THAT THE AMOUNT OF
SUCH COMMISSIONS IS REASONABLE IN RELATION TO THE VALUE
OF THE RESEARCH INFORMATION AND BROKERAGE SERVICES
PROVIDED BY SUCH BROKER OR DEALER TO THE FUND.  THE
ADVISOR BELIEVES THAT THE RESEARCH INFORMATION RECEIVED
IN THIS MANNER PROVIDES THE FUND WITH BENEFITS BY
SUPPLEMENTING THE RESEARCH OTHERWISE AVAILABLE TO THE
FUND.  SUCH HIGHER COMMISSIONS WILL NOT BE PAID BY THE
FUND UNLESS (A) THE ADVISOR DETERMINES IN GOOD FAITH
THAT THE AMOUNT IS REASONABLE IN RELATION TO THE
SERVICES IN TERMS OF THE PARTICULAR TRANSACTION OR IN
TERMS OF THE ADVISOR'S OVERALL RESPONSIBILITIES WITH
RESPECT TO THE ACCOUNTS, INCLUDING THE FUND, AS TO
WHICH IT EXERCISES INVESTMENT DISCRETION; (B) SUCH
PAYMENT IS MADE IN COMPLIANCE WITH THE PROVISIONS OF
SECTION 28(E) AND OTHER APPLICABLE STATE AND FEDERAL
LAWS; AND (C) IN THE OPINION OF THE ADVISOR, THE TOTAL
COMMISSIONS PAID BY THE FUND WILL BE REASONABLE IN
RELATION TO THE BENEFITS TO THE FUND OVER THE LONG
TERM.  THE AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS
PAID BY THE FUND FOR THE FISCAL PERIOD ENDED OCTOBER
31, 1998 WAS $10,048.

     THE ADVISOR PLACES PORTFOLIO TRANSACTIONS FOR
OTHER ADVISORY ACCOUNTS IN ADDITION TO THE FUND.
RESEARCH SERVICES FURNISHED BY FIRMS THROUGH WHICH THE
FUND EFFECTS ITS SECURITIES TRANSACTIONS MAY BE USED BY
THE ADVISOR IN SERVICING ALL OF ITS ACCOUNTS; NOT ALL
OF SUCH SERVICES MAY BE USED BY THE ADVISOR IN
CONNECTION WITH THE FUND.  THE ADVISOR BELIEVES IT IS
NOT POSSIBLE TO MEASURE SEPARATELY THE BENEFITS FROM
RESEARCH SERVICES TO EACH OF THE ACCOUNTS (INCLUDING
THE FUND) MANAGED BY IT.  BECAUSE THE VOLUME AND NATURE
OF THE TRADING ACTIVITIES OF THE ACCOUNTS ARE NOT
UNIFORM, THE AMOUNT OF COMMISSIONS IN EXCESS OF THOSE
CHARGED BY ANOTHER BROKER OR DEALER PAID BY EACH
ACCOUNT FOR BROKERAGE AND RESEARCH SERVICES WILL VARY.
HOWEVER, THE ADVISOR BELIEVES SUCH COSTS TO THE FUND
WILL NOT BE DISPROPORTIONATE TO THE BENEFITS RECEIVED
BY THE FUND ON A CONTINUING BASIS.  THE ADVISOR SEEKS
TO ALLOCATE PORTFOLIO TRANSACTIONS EQUITABLY WHENEVER
CONCURRENT DECISIONS ARE MADE TO PURCHASE OR SELL
SECURITIES BY THE FUND AND ANOTHER ADVISORY ACCOUNT.
IN SOME CASES, THIS PROCEDURE COULD HAVE AN ADVERSE
EFFECT ON THE PRICE OR THE AMOUNT OF SECURITIES
AVAILABLE TO THE FUND.  THERE CAN BE NO ASSURANCE THAT
A PARTICULAR PURCHASE OR SALE OPPORTUNITY WILL BE
ALLOCATED TO THE FUND.  IN MAKING SUCH ALLOCATIONS
BETWEEN THE FUND AND OTHER ADVISORY ACCOUNTS, CERTAIN
FACTORS CONSIDERED BY THE ADVISOR ARE THE RESPECTIVE
INVESTMENT OBJECTIVES, THE RELATIVE SIZE OF PORTFOLIO
HOLDINGS OF THE SAME OR COMPARABLE SECURITIES, THE
AVAILABILITY OF CASH FOR INVESTMENT, AND THE SIZE OF
INVESTMENT COMMITMENTS GENERALLY HELD.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     AS CUSTODIAN OF THE FUND'S ASSETS, FIRSTAR BANK
MILWAUKEE, N.A., 777 EAST WISCONSIN AVENUE, MILWAUKEE,
WISCONSIN 53202, HAS CUSTODY OF ALL SECURITIES AND CASH
OF THE FUND, DELIVERS AND RECEIVES PAYMENT FOR
PORTFOLIO SECURITIES SOLD, RECEIVES AND PAYS FOR
PORTFOLIO SECURITIES PURCHASED, COLLECTS INCOME FROM
INVESTMENTS, IF ANY, AND PERFORMS OTHER DUTIES, ALL AS
DIRECTED BY THE OFFICERS OF THE CORPORATION.  FIRSTAR
MUTUAL FUND SERVICES, LLC ("FIRSTAR"), THIRD FLOOR, 615
EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202, ACTS
AS TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT FOR THE
FUND.


ADMINISTRATOR


     PURSUANT TO A FUND ADMINISTRATION SERVICING
AGREEMENT AND A FUND ACCOUNTING SERVICING AGREEMENT,
FIRSTAR ALSO PERFORMS CERTAIN ADMINISTRATIVE AND TAX
REPORTING FUNCTIONS FOR THE FUND, INCLUDING PREPARING
AND FILING FEDERAL AND STATE TAX RETURNS, PREPARING AND
FILING SECURITIES REGISTRATION COMPLIANCE FILINGS WITH
VARIOUS STATES, COMPILING DATA FOR AND PREPARING
NOTICES TO THE SEC, PREPARING FINANCIAL STATEMENTS FOR
THE ANNUAL AND SEMI-ANNUAL REPORTS TO THE SEC AND
CURRENT INVESTORS, MONITORING THE FUND'S EXPENSE
ACCRUALS AND PERFORMING SECURITIES VALUATIONS AND, FROM
TIME TO TIME, MONITORING THE FUND'S COMPLIANCE WITH THE
FUND'S INVESTMENT OBJECTIVE AND RESTRICTIONS.  PURSUANT
TO THE FUND

ADMINISTRATION SERVICING AGREEMENT, FIRSTAR
IS ENTITLED TO RECEIVE FROM THE FUND A FEE, COMPUTED
DAILY AND PAYABLE MONTHLY, BASED ON THE FUND'S AVERAGE
NET ASSETS: AT AN ANNUAL RATE OF .07 OF 1% ON THE FIRST
$200 MILLION, .06 OF 1% ON THE NEXT $500 MILLION AND
 .04 OF 1% ON AVERAGE NET ASSETS IN EXCESS OF $700
MILLION, SUBJECT TO AN ANNUAL MINIMUM FEE OF $40,000,
PLUS OUT-OF-POCKET EXPENSES.  THERE IS ALSO A 20%
ADDITIONAL CHARGE FOR EACH ADDITIONAL CLASS.  PURSUANT
TO THE FUND ACCOUNTING SERVICING AGREEMENT, FIRSTAR IS
ENTITLED TO RECEIVE A FEE OF $22,000 FOR THE FIRST $40
MILLION OF AVERAGE NET ASSETS, .01 OF 1% ON THE NEXT
$200 MILLION ON AVERAGE NET ASSETS AND .005 OF 1% ON
AVERAGE NET ASSETS IN EXCESS OF $240 MILLION, PLUS OUT-
OF-POCKET EXPENSES.  THERE IS A 25% CHARGE FOR EACH
ADDITIONAL CLASS.  FOR THE FISCAL PERIOD ENDED OCTOBER
31, 1998, SUNSTONE FINANCIAL GROUP, INC. ("SUNSTONE"),
THE FUND'S PRIOR ADMINISTRATOR, RECEIVED $54,139 UNDER
AN ADMINISTRATION AND FUND ACCOUNTING AGREEMENT BETWEEN
THE FUND AND SUNSTONE.


DISTRIBUTOR

     UNDER A DISTRIBUTION AGREEMENT DATED JULY 13,
1999, (THE "DISTRIBUTION AGREEMENT"), T. O. RICHARDSON
SECURITIES, INC., 2 BRIDGEWATER ROAD, FARMINGTON,
CONNECTICUT 06032-2256, ACTS AS THE PRINCIPAL
DISTRIBUTOR OF THE FUND'S SHARES ("DISTRIBUTOR").  THE
DISTRIBUTION AGREEMENT PROVIDES THAT THE DISTRIBUTOR
WILL USE ITS BEST EFFORTS TO DISTRIBUTE THE FUND'S
SHARES.  THE FUND'S SHARES ARE OFFERED FOR SALE
CONTINUOUSLY AT (I) NET ASSET VALUE PER SHARE PLUS A
MAXIMUM INITIAL SALES CHARGE OF 5.25% OF THE OFFERING
PRICE, IN THE CASE OF CLASS A SHARES, AND (II) NET
ASSET VALUE PER SHARE PLUS AN INITIAL SALES CHARGE OF
1.00% OF THE OFFERING PRICE, IN THE CASE OF CLASS C
SHARES.  EXISTING CLASS A SHAREHOLDERS AS OF NOVEMBER
30, 1998, ARE NOT SUBJECT TO THE SALES CHARGE ON
ADDITIONAL PURCHASES OF CLASS A SHARES.  DIRECTORS AND
OFFICERS OF THE CORPORATION ARE NOT SUBJECT TO THE
SALES CHARGE.  IN ADDITION, NO SALES CHARGE IS IMPOSED
ON THE REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS WITH
RESPECT TO CLASS A AND CLASS C SHARES.  CERTAIN OTHER
EXCEPTIONS TO THE IMPOSITION OF THE SALES CHARGE APPLY
IN THE CASE OF CLASS A SHARES, AS DISCUSSED MORE FULLY
IN THE PROSPECTUS UNDER THE CAPTION "OPENING AN
ACCOUNT."  THE DISTRIBUTION AGREEMENT IS SUBJECT TO THE
SAME TERMINATION AND RENEWAL PROVISIONS AS ARE
DESCRIBED ABOVE WITH RESPECT TO THE ADVISORY AGREEMENT,
EXCEPT THAT THE DISTRIBUTION AGREEMENT NEED NOT BE
APPROVED BY THE FUND'S SHAREHOLDERS.

     WITH RESPECT TO CLASS A SHARES, THE DISTRIBUTOR
MAY PAY A PORTION OF THE APPLICABLE INITIAL SALES
CHARGE DUE UPON THE PURCHASE OF SUCH SHARES TO THE
BROKER, IF ANY, INVOLVED IN THE TRADE, AS FOLLOWS:

     DOLLAR AMOUNT OF         INITIAL SALES    PORTION OF INITIAL SALES CHARGE
     SHARES PURCHASED           CHARGE  (1)      PAID TO BROKER-DEALERS(1)(2)

LESS THAN $50,000                   5.25%                 5.00%
$50,000 BUT LESS THAN $100,000      4.50%                 4.50%
$100,000 BUT LESS THAN $250,000     3.50%                 3.50%
$250,000 BUT LESS THAN $500,000     2.50%                 2.50%
$500,000 BUT LESS THAN $1,000,000   2.00%                 2.00%
$1,000,000 OR MORE                  1.00%                 1.00%



(1)    REFLECTED AS A PERCENTAGE OF THE OFFERING
       PRICE OF CLASS A SHARES.  THE OFFERING PRICE IS
       THE SUM OF THE NET ASSET VALUE PER SHARE PLUS
       THE INITIAL SALES CHARGE INDICATED IN THE TABLE
       (THE "OFFERING PRICE").

(2)    ALL SALES CHARGES MAY AT TIMES BE PAID TO
       THE BROKER-DEALER INVOLVED IN THE TRADE, IF
       ANY.  A BROKER-DEALER PAID ALL OR SUBSTANTIALLY
       ALL OF THE SALES CHARGE MAY BE DEEMED AN
       "UNDERWRITER" UNDER THE 1933 ACT.

     WITH RESPECT TO CLASS C SHARES, THE DISTRIBUTOR
MAY PAY ALL OF THE INITIAL SALES CHARGE DUE UPON THE
PURCHASE OF SUCH SHARES TO THE BROKER, IF ANY, INVOLVED
IN THE TRADE.  A BROKER-DEALER PAID ALL OR
SUBSTANTIALLY ALL OF THE SALES CHARGE MAY BE DEEMED AN
"UNDERWRITER" UNDER THE 1933 ACT.

     AS COMPENSATION FOR ITS SERVICES UNDER THE
DISTRIBUTION AGREEMENT, THE DISTRIBUTOR MAY RETAIN ALL
OR A PORTION OF (I) THE INITIAL SALES CHARGE FROM
PURCHASES OF FUND SHARES AND (II) THE RULE 12B-1 FEES
PAYABLE WITH RESPECT TO FUND SHARES (AS DESCRIBED UNDER
"DISTRIBUTION AND SHAREHOLDER SERVICING PLANS," BELOW).


PLAN OF DISTRIBUTION

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     THE CORPORATION, ON BEHALF OF EACH CLASS OF
SHARES, HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER
THE 1940 ACT ("PLAN") WITH RESPECT TO WHICH CERTAIN
DISTRIBUTION AND SHAREHOLDER SERVICING FEES MAY BE PAID
TO REGISTERED SECURITIES DEALERS, FINANCIAL
INSTITUTIONS, OR OTHER PERSONS ("RECIPIENTS") WHO
RENDER ASSISTANCE IN DISTRIBUTING OR PROMOTING THE SALE
OF FUND SHARES, OR WHO PROVIDE CERTAIN SHAREHOLDER
SERVICES TO FUND SHAREHOLDERS, PURSUANT TO A WRITTEN
AGREEMENT ("RULE 12B-1 RELATED AGREEMENT").  UNDER THE
TERMS OF THE CLASS A PLAN, THE CLASS A SHARES MAY BE
REQUIRED TO PAY THE RECIPIENTS A FEE OF UP TO 0.25% OF
THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE CLASS
A SHARES TO FINANCE ACTIVITIES PRIMARILY INTENDED TO
RESULT IN THE SALE OF CLASS A SHARES.  THE CLASS A PLAN
IS A "REIMBURSEMENT" PLAN, WHICH MEANS THAT THE FEES
PAID BY THE FUND UNDER THE CLASS A PLAN ARE INTENDED AS
REIMBURSEMENT FOR SERVICES RENDERED AND COMMISSION FEES
BORNE UP TO THE MAXIMUM ALLOWABLE DISTRIBUTION AND
SHAREHOLDER SERVICING FEES.  IF MORE MONEY FOR SERVICES
RENDERED AND COMMISSION FEES IS DUE THAN IS IMMEDIATELY
PAYABLE BECAUSE OF THE EXPENSE LIMITATION UNDER THE
CLASS A PLAN, THE UNPAID AMOUNT IS CARRIED FORWARD FROM
PERIOD TO PERIOD WHILE THE CLASS A PLAN IS IN EFFECT
UNTIL SUCH TIME AS IT MAY BE PAID.  NO INTEREST,
CARRYING, OR OTHER FINANCE CHARGES WILL BE BORNE BY THE
FUND WITH RESPECT TO UNPAID AMOUNTS CARRIED FORWARD.

     THE CLASS C PLAN PROVIDES THAT THE CLASS C SHARES
ARE REQUIRED TO PAY THE RECIPIENTS (I) A DISTRIBUTION
FEE OF 0.75% OF THE AVERAGE DAILY NET ASSETS
ATTRIBUTABLE TO THE CLASS C SHARES AND (II) A
SHAREHOLDER SERVICING FEE OF 0.25% OF THE AVERAGE DAILY
NET ASSETS ATTRIBUTABLE TO THE CLASS C SHARES.
PAYMENTS UNDER THE CLASS C PLAN ARE BASED UPON A
PERCENTAGE OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO
THE CLASS C SHARES REGARDLESS OF AMOUNTS ACTUALLY PAID
OR EXPENSES ACTUALLY INCURRED BY THE RECIPIENTS,
HOWEVER, IN NO EVENT, MAY SUCH PAYMENTS EXCEED THE
MAXIMUM ALLOWABLE FEE.  IT IS, THEREFORE, POSSIBLE THAT
THE RECIPIENTS MAY REALIZE A PROFIT IN A PARTICULAR
YEAR AS A RESULT OF THESE PAYMENTS.  EACH PLAN HAS THE
EFFECT OF INCREASING THE APPLICABLE CLASS'S EXPENSES
FROM WHAT THEY WOULD OTHERWISE BE.  THE BOARD OF
DIRECTORS REVIEWS EACH CLASS'S DISTRIBUTION AND
SHAREHOLDER SERVICING FEE PAYMENTS IN CONNECTION WITH
ITS DETERMINATION AS TO CONTINUANCE OF EACH PLAN.

     FROM TIME TO TIME, THE RECIPIENTS MAY ENGAGE IN
ACTIVITIES WHICH JOINTLY PROMOTE THE SALES OF BOTH
CLASSES OF SHARES, THE COST OF WHICH MAY NOT BE READILY
IDENTIFIABLE OR RELATED TO ANY ONE CLASS.  GENERALLY,
THE DISTRIBUTION EXPENSES ATTRIBUTABLE TO SUCH JOINT
DISTRIBUTION ACTIVITIES WILL BE ALLOCATED AMONG EACH
CLASS OF SHARES ON THE BASIS OF ITS RESPECTIVE NET
ASSETS, ALTHOUGH THE BOARD OF DIRECTORS  MAY ALLOCATE
SUCH EXPENSES IN ANY OTHER MANNER IT DEEMS FAIR AND
EQUITABLE.

     THE PLANS, INCLUDING A FORM OF THE RULE 12B-1
RELATED AGREEMENT, HAVE BEEN UNANIMOUSLY APPROVED BY
THE BOARD OF DIRECTORS OF THE CORPORATION, INCLUDING
ALL OF THE MEMBERS OF THE BOARD WHO ARE NOT "INTERESTED
PERSONS" OF THE CORPORATION AS DEFINED IN THE 1940 ACT
AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST
IN THE OPERATION OF THE PLANS OR ANY RULE 12B-1 RELATED
AGREEMENT ("DISINTERESTED DIRECTORS") VOTING
SEPARATELY.


     THE PLANS, AND ANY RULE 12B-1 RELATED AGREEMENT
WHICH IS ENTERED INTO, WILL CONTINUE IN EFFECT FOR A
PERIOD OF MORE THAN ONE YEAR ONLY SO LONG AS THEIR
CONTINUANCE IS SPECIFICALLY APPROVED AT LEAST ANNUALLY
BY A VOTE OF A MAJORITY OF THE CORPORATION'S BOARD OF
DIRECTORS, AND OF THE DISINTERESTED DIRECTORS, CAST IN
PERSON AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON
THE PLANS, OR THE RULE 12B-1 RELATED AGREEMENTS, AS
APPLICABLE.  IN ADDITION, A PLAN, AND ANY RULE 12B-1
RELATED AGREEMENT, MAY BE TERMINATED WITHOUT PENALTY,
BY VOTE OF A MAJORITY OF THE RESPECTIVE CLASS'S
OUTSTANDING VOTING SECURITIES, OR BY VOTE OF A MAJORITY
OF DISINTERESTED DIRECTORS (ON NOT MORE THAN 60 DAYS'
WRITTEN NOTICE IN THE CASE OF THE RULE 12B-1 RELATED
AGREEMENT ONLY).  PAYMENT OF THE DISTRIBUTION AND
SHAREHOLDER SERVICING FEES IS TO BE MADE MONTHLY,
WITHIN 30 DAYS AFTER THE MONTH FOR WHICH THE FEE IS
PAYABLE.

INTERESTS OF CERTAIN PERSONS


     WITH THE EXCEPTION OF THE ADVISOR AND THE
DISTRIBUTOR,  NO "INTERESTED PERSON" OF THE FUND, AS
DEFINED IN THE 1940 ACT, AND NO DISINTERESTED DIRECTOR
HAS OR HAD A DIRECT OR INDIRECT FINANCIAL INTEREST IN
THE PLANS OR ANY RULE 12B-1 RELATED AGREEMENT.


ANTICIPATED BENEFITS TO THE FUND

     THE BOARD OF DIRECTORS OF THE CORPORATION
CONSIDERED VARIOUS FACTORS IN CONNECTION WITH ITS
DECISION TO CONTINUE THE CLASS A PLAN AND TO IMPLEMENT
THE CLASS C PLAN, INCLUDING:  (A) THE NATURE AND CAUSES
OF THE CIRCUMSTANCES WHICH MAKE CONTINUATION AND
IMPLEMENTATION OF THE PLANS NECESSARY AND APPROPRIATE;
(B) THE WAY IN WHICH THE PLANS WOULD ADDRESS THOSE
CIRCUMSTANCES, INCLUDING THE NATURE AND POTENTIAL
AMOUNT OF EXPENDITURES; (C) THE NATURE OF THE
ANTICIPATED BENEFITS; (D) THE MERITS OF POSSIBLE
ALTERNATIVE PLANS OR PRICING STRUCTURES; AND (E) THE
POSSIBLE BENEFITS OF THE PLANS TO ANY OTHER PERSON
RELATIVE TO THOSE OF THE FUND.

     BASED UPON ITS REVIEW OF THE FOREGOING FACTORS AND
THE MATERIAL PRESENTED TO IT, AND IN LIGHT OF ITS
FIDUCIARY DUTIES UNDER RELEVANT STATE LAW AND THE 1940
ACT, THE BOARD OF DIRECTORS DETERMINED, IN THE EXERCISE
OF ITS BUSINESS JUDGMENT, THAT EACH PLAN WAS REASONABLY
LIKELY TO BENEFIT THE RESPECTIVE CLASS AND ITS
SHAREHOLDERS IN AT LEAST ONE OR SEVERAL POTENTIAL WAYS.
SPECIFICALLY, THE BOARD CONCLUDED THAT ANY RECIPIENTS
OPERATING UNDER RULE 12B-1 RELATED AGREEMENTS WOULD
HAVE LITTLE OR NO INCENTIVE TO INCUR PROMOTIONAL
EXPENSES ON BEHALF OF THE FUND IF A RULE 12B-1 PLAN
WERE NOT IN PLACE TO REIMBURSE THEM, THUS MAKING THE
ADOPTION OF THE PLANS IMPORTANT TO THE INITIAL SUCCESS
AND THEREAFTER, CONTINUED VIABILITY OF THE FUND.  IN
ADDITION, THE BOARD DETERMINED THAT THE PAYMENT OF RULE
12B-1 FEES TO THESE PERSONS SHOULD MOTIVATE THEM TO
PROVIDE AN ENHANCED LEVEL OF SERVICE TO FUND
SHAREHOLDERS, WHICH WOULD, OF COURSE, BENEFIT SUCH
SHAREHOLDERS.  FINALLY, THE ADOPTION OF THE PLANS WOULD
HELP TO INCREASE NET ASSETS UNDER MANAGEMENT IN A
RELATIVELY SHORT AMOUNT OF TIME, GIVEN THE MARKETING
EFFORTS ON THE PART OF THE RECIPIENTS TO SELL FUND
SHARES, WHICH SHOULD RESULT IN CERTAIN ECONOMIES OF
SCALE.

     WHILE THERE IS NO ASSURANCE THAT THE EXPENDITURE
OF FUND ASSETS TO FINANCE DISTRIBUTION OF FUND SHARES
WILL HAVE THE ANTICIPATED RESULTS, THE BOARD OF
DIRECTORS BELIEVES THERE IS A REASONABLE LIKELIHOOD
THAT ONE OR MORE OF SUCH BENEFITS WILL RESULT, AND
SINCE THE BOARD WILL BE IN A POSITION TO MONITOR THE
DISTRIBUTION AND SHAREHOLDER SERVICING EXPENSES OF THE
FUND, IT WILL BE ABLE TO EVALUATE THE BENEFIT OF SUCH
EXPENDITURES IN DECIDING WHETHER TO CONTINUE THE PLANS.

AMOUNTS EXPENSED UNDER THE PLANS


     FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1998, THE
CLASS A SHARES INCURRED $2,609 UNDER THE PLAN, ALL OF
WHICH WAS SPENT ON PRINTING AND MAILING PROSPECTUSES TO
OTHER THAN CURRENT SHAREHOLDERS.  NO AMOUNTS WERE
INCURRED UNDER THE CLASS C PLAN FOR THE FISCAL PERIOD
ENDED OCTOBER 31, 1998 BECAUSE SUCH SHARES WERE NOT
AVAILABLE FOR INVESTMENT UNTIL THE DATE OF THIS SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES

FINANCIAL INTERMEDIARIES


        Broker-dealers, financial institutions and other financial intermediaries that have entered into agreements with the Advisor and/or Distributor on behalf of the Fund may enter purchase or redemption orders on behalf of their customers. If you purchase or redeem shares of the Fund through a financial intermediary, certain features of the Fund may not be available or may be modified in accordance with the terms of the intermediaries' agreement with the Advisor and/or Distributor. In addition, certain operational policies of the Fund, including those relating to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer agent and/or other administrative services relating to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund.
   Certain financial intermediaries may charge a commission or other transaction fee for their services.


Sales Charge Reductions for Class A Shares

     The sales charge for Class A shares will be reduced to 1% for sponsored arrangements with organizations that make recommendations to or permit group solicitations of the organization's employees, members or participants. The Fund may, at its discretion, name a single registered representative as servicing agent for the organization.

     The sales charge for Class A shares will also be reduced to 1% for those persons who sell shares of a mutual fund, other than the Fund, and use any amount of the proceeds to purchase Fund shares within 90 days of such sale. A qualification form must be completed and included with the required account application(s) for initial purchases, and must accompany or precede subsequent purchase orders, including orders submitted electronically.

Letter of Intent for Class A Shares

     The Fund's Letter of Intent ("LOI") allows for reduction of the initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. By completing the LOI application, you express an intention to invest during the next 10-month period a specified amount (minimum of at least $50,000) which, if made at one time, would qualify for a reduced sales charge.

     Any Class A shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 10-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 10-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 10-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge.

     By signing the LOI application, you grant to the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if you do not fulfill your undertaking. Signing the LOI application does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge.
For more information on the LOI, please contact your investment professional, the Distributor or Firstar.

Right of Accumulation for Class A Shares

     The Fund's Right of Accumulation ("ROA") program also allows for reduction of the Fund's initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. Using the ROA, you may purchase Class A shares at the sales charge applicable to the sum of (i) the dollar amount then being purchased, plus (ii) the current market value (calculated at the maximum Offering Price) of all Class A shares already held by you, your spouse and your minor children or you and members of a "qualified group." A "qualified group" is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Class A shares at a discount, has more than 10 members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investment to the Fund and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing Class A shares of the Fund. To receive the

ROA, at the time of purchase, you
must give your investment professional, the Distributor or Firstar, the Fund's transfer agent, sufficient information to determine whether the purchase will qualify for a reduced sales charge.

Automatic Investment Plan


     You may make purchases of shares of the Fund automatically on a regular basis provided you invest at least $250 per transaction. You must meet the Fund's minimum initial investment of $5,000 before the Automatic Investment Plan ("AIP") may be established.
Under the AIP, your designated bank or other financial institution debits a preauthorized amount from your account each designated period and applies the amount to the purchase of Fund shares. The Fund requires 13 business days after receipt of your request to initiate the AIP to verify your account information. Generally, the AIP will begin on the next transaction date scheduled by the Fund for the AIP following this 13 business day period. AIP transactions may be scheduled for any day. If the purchase date is a weekend or a holiday, the purchase will be made on the next business day. The AIP can be implemented with any financial institution that is a member of the Automated Clearing
House. No service fee is currently charged by the Fund for participation in the AIP. You will receive a statement on a quarterly basis showing the purchases made under the AIP. A $25 fee will be imposed by the Fund if for any reason the transaction cannot be completed. You may also be responsible for any losses suffered by the Fund as a result. If you make a purchase pursuant to the AIP, and request a redemption of such shares shortly thereafter, the Fund may delay payment of the redemption proceeds until the Fund verifies that the proceeds used to purchase the shares were properly debited from your designated bank or other financial institution. You may adopt the AIP when you open an account by completing the appropriate section of the Purchase Application. You may obtain an application to establish the AIP after an account is opened by calling the Fund at 1-800-307-4880. A signature guarantee is required. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor.


Individual Retirement Accounts

     In addition to purchasing Fund shares as described in the Prospectus under "Opening an Account," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs"). The Fund offers two types of IRAs, a Traditional IRA and a Roth
IRA.

     Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income.
Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions.
Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2.
Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

     Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if you have held the IRA for at least five years and the distributions are on account of one of four specified events, i.e., attainment of age 59-1/2, disability, the purchase of a first home or death. Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds your contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation
(disregarding for this purpose compensation in excess of $160,000 per year). The $160,000 compensation limit is adjusted periodically for cost of living increases.
A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.   The  $6,000  limit is adjusted periodically  for
cost  of  living increases.  In addition, the  employer
will  contribute  certain  amounts  to  the  investor's
SIMPLE IRA, either as a matching contribution to  those
participants who make salary reduction contributions or
as   a   non-elective  contribution  to  all   eligible
participants  whether  or not making  salary  reduction
contributions.   A  number of special  rules  apply  to
SIMPLE Plans, including (1) a SIMPLE Plan generally  is
available  only  to  employers  with  fewer  than   100
employees; (2) contributions must be made on behalf  of
all  employees  of the employer (other than  bargaining
unit    employees)   who   satisfy   certain    minimum
participation requirements; (3) contributions are  made
to a special SIMPLE IRA that is separate and apart from
the  other  IRAs  of  employees; (4)  the  distribution
excise  tax  (if otherwise applicable) is increased  to
25%  on  withdrawals  during the  first  two  years  of
participation  in  a  SIMPLE  IRA;  and   (5)   amounts
withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE
IRA (and not to a Traditional IRA or to a Roth IRA).  A
SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of your compensation (earned income). You may also contribute to a Traditional IRA or Roth IRA on behalf of your spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Under current IRS regulations, all IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contributions uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Redemptions for Corporate Accounts

     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

     1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions.

     2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

     3. If the Corporate Resolution is dated more than 60 days prior to the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolutions have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

Systematic Withdrawal Plan


     You may set up automatic withdrawals from your Fund account at regular intervals. To begin distributions, your account must have an initial balance of $25,000 and at least $250 per payment must be withdrawn. To establish the systematic withdrawal plan ("SWP"), the appropriate section in your Purchase
Application must be completed. Redemptions will take place on a monthly, quarterly, semi-annual or annual basis (or the following business day) as indicated on your Purchase Application. The amount or frequency of withdrawal payments may be varied or temporarily discontinued by calling 1-800-432-4741. Depending upon the size of the account and the withdrawals requested
(and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.


Pricing of Shares

     Shares of the Fund are offered and sold on a continuous basis at the Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or Firstar, the Fund's transfer agent, as the case may be) and the applicable sales charge. The Class A sales charge may be waived for certain investors. For more information, please see "Opening an Account" in the Prospectus.

     The net asset value per share for each class is determined as of the close of trading (generally
4:00 p.m. Eastern Time) on each day the New York Stock
Exchange (the "Exchange") is open for business.
Purchase orders and redemption requests received in good order on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of shares and requests for redemption of shares received after the close of trading on the Exchange will be valued as of the close of trading on the next day the Exchange is open. The
Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share for each class is calculated by taking the fair value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding in that class. The result, rounded to the nearest cent, is the net asset value per share.


     In determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation or its delegate. The Board of Directors has approved the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments with maturities less than 60 days will be valued on an amortized cost basis.


REDEMPTION IN KIND

     The Fund has filed a Notification under Rule 18f-1 under the 1940 Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the net asset value of the class of shares of the Fund being redeemed, valued at the beginning of such election period. The Fund intends to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so.
If you receive an in kind distribution you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.

TAXATION OF THE FUND


     The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Code, and, if so qualified will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. In the event the Fund fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes.
Accordingly, the Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.


PERFORMANCE INFORMATION

     The Fund's historical performance or return may be shown in the form of various performance figures. The
Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

        P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return.
        n      =    number of years.
        ERV    =    ending redeemable value of a
                    hypothetical $1,000 payment made at
                    the beginning of the stated periods at
                    the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000)
("initial investment") on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. This calculation reflects the deduction of the maximum 5.25% initial sales charge applicable to Class A shares and the 1.00% initial sales charge applicable to Class C shares. In addition, this calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the Fund's net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


     The total returns for the Class A shares of the Fund for the ten months ended October 31, 1998 and the six months ended April 30, 1999 were 44.20% and 78.41%, respectively, which does not reflect the sales load that took effect on December 1, 1998. Class C shares were not available for investment until the date of this SAI.

Comparisons

     From time to time, in marketing and other Fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc.
("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

     The Fund may compare its performance to a wide variety of indices and measures of inflation. There are differences and similarities between the investments that the Fund may purchase and the investments measured by these indices.

     The Fund's performance may also be discussed during television interviews of Advisor personnel conducted by news organizations to be broadcast in the United States and elsewhere.

     Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depository institutions.
Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

     Investors may also want to compare the Fund's performance to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


INDEPENDENT AUDITORS

     Ernst & Young LLP, 111 East Kilbourn Avenue,
Milwaukee, Wisconsin 53202, independent auditors for the Fund, audit and report on the Fund's financial statements.

FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the period January 1, 1998 to October
31, 1998, as filed with the Securities and Exchange
Commission on December 29, 1998:

          (a)  Schedule of Investments as of October 31, 1998.

          (b)  Statement of Assets and Liabilities as of October 31, 1998.

          (c)  Statement of Operations for the period
               January 1, 1998 to October 31, 1998.

          (d)  Statement of Changes in Net Assets for
               the period January 1, 1998 to  October 31, 1998.

          (e)  Financial Highlights for the period
               January 1, 1998 to  October 31, 1998.

          (f)  Notes to the Financial Statements.

          (g)  Report of Independent Auditors dated November 30, 1998.

     In addition, the unaudited financial statements and related notes contained in the Company's Semi-
Annual Report for the period ended April 30, 1999, are incorporated herein by reference.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a.1)      Registrant's Articles of  Incorporation(1)

     (a.2)      Amendment to Registrant's  Articles  of Incorporation (2)

     (a.3)      Amendment to Registrant's  Articles  of
                Incorporation (to create Class C shares)

     (b)        Registrant's By-Laws (1)

     (c)        None

     (d.1)     Investment Advisory Agreement (2)

     (d.2)     Expense Cap/Reimbursement Agreement (3)


     (d.3)     Expense Cap/Reimbursement Agreement  (to add Class C shares)

     (d.4)     Amended   Expense   Cap/Reimbursement Agreement
              (for Class A shares)


     (e.1)     Distribution Agreement

     (e.2)     Form of Dealer Agreement

     (f)       None

     (g)       Custodian Servicing Agreement

     (h.1)     Transfer Agent Servicing Agreement

     (h.2)     Fund Administration Servicing Agreement

     (h.3)     Fund Accounting Servicing Agreement

     (i)       Opinion and Consent of Godfrey & Kahn,  S.C.(2)

     (j)       Consent of Ernst & Young LLP

     (k)       None

     (l)       Subscription Agreement (4)

     (m.1)     Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

     (m.2)     Form of 12b-1 Related Agreement (2)

     (m.3)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan, as amended November 30, 1998 (5)

     (m.4)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan, as amended July 13, 1999 (for Class A shares)

     (m.5) Form of Rule 12b-1 Related Agreement, as amended (for Class A shares) (5)

     (m.6) Form of Rule 12b-1 Related Agreement, as amended (for Class A shares)

     (m.7)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan (for Class C shares)

     (m.8)     Form  of  12b-1 Related Agreement  (for Class C shares)


     (n)       Financial Data Schedule (6)

     (o)       Rule 18f-3 Multi-Class Plan

     (p)       Powers of Attorney for Directors and Officers
               (see signature page)

__________________

(1)  Incorporated by reference to Registrant's  Form
     N-1A  as  filed  with the Commission on  October  31, 1997.

(2)  Incorporated by reference to Registrant's  Pre-
     Effective   Amendment  No.  1  as  filed   with   the
     Commission on December 23, 1997.

(3)  Incorporated by reference to Registrant's Post-
     Effective   Amendment  No.  4  as  filed   with   the
     Commission on February 25, 1999.

(4)  Incorporated by reference to Registrant's  Pre-
     Effective   Amendment  No.  2  as  filed   with   the
     Commission on December 30, 1997.

(5)  Incorporated by reference to Registrant's Post-
     Effective   Amendment  No.  2  as  filed   with   the
     Commission on November  30, 1998.


(6)  Incorporated by reference to Registrant's Semi-
     Annual Report for the period ended April 30, 1999, as filed with the Commission on June 29, 1999.


Item 24.  Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article   6.4   of   Registrant's   Articles    of
Incorporation provides as follows:

     The  Corporation shall indemnify (a) its Directors
and officers, whether serving the Corporation or at its
request  any other entity, to the full extent  required
by   (i)  Maryland  law  now  or  hereafter  in  force,
including  the advance of expenses under the procedures
and  to the full extent permitted by law, and (ii)  the
Investment  Company Act of 1940, as  amended,  and  (b)
other  employees and agents to such extent as shall  be
authorized  by the Board of Directors and be  permitted
by  law.  The foregoing rights of indemnification shall
not  be  exclusive of any other rights to  which  those
seeking indemnification may be entitled.  The Board  of
Directors may take such action as is necessary to carry
out  these  indemnification provisions and is expressly
empowered to adopt, approve and amend from time to time
such   resolutions   or  contracts  implementing   such
provisions or such further indemnification arrangements as may be permitted by law.

Item  26.  Business and Other Connections of Investment Advisor

     Besides  serving as investment advisor to  private
accounts,  the  Advisor is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession, vocation,  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession, vocation,  or  employment  of  a
substantial nature of Advisor's directors and  officers
is   hereby   incorporated  by   reference   from   the
information contained under "Directors and Officers" in the SAI.

Item 27.  Principal Underwriters

     (a)  The  Distributor also acts as distributor for
          T.  O.  Richardson Trust, The Internet  Fund,
          Inc., The Barrett Funds and The Simms Funds.

     (b)  The  principal  business  address  of  T.  O.
          Richardson Securities, Inc., the Registrant's
          principal underwriter, is 2 Bridgewater Road,
          Farmington,   Connecticut  06032-2256.    The
          following information relates to each officer and director of the Distributor:


                             Positions and Offices    Position and
                                    with              Offices with
            Name                 Underwriter          Registrant


   Samuel Bailey, Jr.          President and a           None
                                Director
   Loyd Austine Crowe, Jr.     Vice President and a
                                Director
   Lloyd P. Griffiths          Vice President and a
                                Director


     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of  Target
Holdings   Corporation,  doing   business   as   Target
Investors,  Inc., Registrant's investment  advisor,  at
Registrant's corporate offices, except (1) records held
and  maintained  by Firstar Bank Milwaukee,  N.A.,  777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202, relating to its function as custodian and (2) records held and maintained by Firstar Mutual Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee,
Wisconsin 53202, relating to its function as transfer agent, administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     Registrant   undertakes  to  call  a  meeting   of
shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 6 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 22nd day of July, 1999.

                              GRAND  PRIX  FUNDS, INC. (Registrant)


                              By: /s/ Robert Zuccaro
                                 ------------------------
                                 Robert Zuccaro
                                 President


     Each   person   whose  signature   appears   below
constitutes and appoints Robert Zuccaro, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


        Name                   Title                              Date



/s/ Robert Zuccaro          President and a Director          July 22, 1999
-------------------
Robert Zuccaro


/s/ Phillipp Villhauer     Vice President and a Director      July 22, 1999
-----------------------
Phillipp Villhauer


/s/  Mary Jane Boyle       Vice President, Treasurer and      July 22, 1999
--------------------       a Director
Mary Jane Boyle


/s/  Edward J.Ronan, Jr.   Director                           July 21, 1999
________________________
Edward F. Ronan, Jr.



-----------------------    Director
Dennis K. Waldman

                         EXHIBIT INDEX

Exhibit No.   Exhibit

 (a.1) Registrant's Articles of Incorporation (previously filed as Exhibit 1 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (a.2) Amendment to Registrant's Articles of Incorporation (previously filed as Exhibit 1.2 to Registrant's Pre-Effective Amendment
           No. 1 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (a.3)     Amendment to Registrant's Articles of Incorporation
           (to create Class C shares)

 (b) Registrant's By-Laws (previously filed as Exhibit 2 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (c)       None

 (d.1) Investment Advisory Agreement (previously filed as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to
           Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (d.2) Expense Cap/Reimbursement Agreement (previously filed as Exhibit d.2 to Registrant's Post-Effective Amendment No. 4
           to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (d.3)     Expense Cap/Reimbursement Agreement (to add Class C shares)


 (d.4)     Amended Expense Cap/Reimbursement Agreement (for Class A shares)


 (e.1)     Distribution Agreement

 (e.2)     Form of Dealer Agreement

 (f)       None

 (g)       Custodian Servicing Agreement

 (h.1)     Transfer Agent Servicing Agreement

 (h.2)     Fund Administration Servicing Agreement

 (h.3)     Fund Accounting Servicing Agreement

 (i)       Opinion and Consent of Godfrey & Kahn, S.C. (previously filed as
           Exhibit 10 to Registrant's Pre-Effective Amendment No. 1 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (j)       Consent of Ernst & Young LLP

 (k)       None

 (l) Subscription Agreement (previously filed as Exhibit 13 to Registrant's Pre-Effective Amendment No. 2 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (m.1) Rule 12b-1 Distribution and Shareholder Servicing Plan (previously filed as Exhibit 15.1 to Registrant's Pre-Effective Amendment
           No. 1 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (m.2) Form of 12b-1 Related Agreement (previously filed as Exhibit 15.2 to Registrant's Pre-Effective Amendment No. 1 to
           Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

 (m.3) Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended November 30, 1998 (previously filed as Exhibit m.3 to Registrant's Post-Effective Amendment No. 2 to Registrant's Form N-1A,
           File Nos. 333-39133 and 811-8461)


 (m.4) Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended July 13, 1999 (for Class A shares)


 (m.5) Form of Rule 12b-1 Related Agreement, as amended (for Class A shares) (previously filed as Exhibit m.4 to Registrant's Post-Effective Amendment No. 2 to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)


 (m.6)     Form of Rule 12b-1 Related Agreement, as amended (for Class A shares)

 (m.7)     Rule 12b-1 Distribution and Shareholder Servicing Plan
           (for Class C shares)

 (m.8)     Form of 12b-1 Related Agreement (for Class C shares)


 (n) Financial Data Schedule (previously filed as Exhibit 27 to Registrant's Semi- Annual Report for the period ended April 30, 1999, File Nos. 333-39133 and 811-8461)

 (o)       Rule 18f-3 Multi-Class Plan

 (p)       Powers of Attorney for Directors and Officers (see signature page)